Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	LONG
Entity Registrant Name	ELONG, INC.
Entity Central Index Key	0001290903
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	35,335,892
High-vote ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	33,589,204

Consolidated Balance Sheets	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Series A preferred shares [Member] USD ($)	Dec. 31, 2012 Series A preferred shares [Member] CNY	Dec. 31, 2011 Series A preferred shares [Member] CNY	Dec. 31, 2012 Series B preferred shares [Member] USD ($)	Dec. 31, 2012 Series B preferred shares [Member] CNY	Dec. 31, 2011 Series B preferred shares [Member] CNY	Dec. 31, 2012 Ordinary shares [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member] CNY	Dec. 31, 2011 Ordinary shares [Member] CNY	Dec. 31, 2012 High-vote ordinary shares [Member] USD ($)	Dec. 31, 2012 High-vote ordinary shares [Member] CNY	Dec. 31, 2011 High-vote ordinary shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 49,941,439	311,140,162	$ 66,078,577	411,676,144
Restricted cash	9,855,380	61,400,000		61,400,000
Short-term investments	253,848,575	1,581,502,010		1,433,424,847
Accounts receivable, net (note 4)	20,541,026	127,972,645		83,311,187
Amounts due from related parties (note 16)	3,794,285	23,638,777		11,632,475
Prepaid expenses	3,409,261	21,240,039		18,222,577
Deferred income tax assets (Note 9)	2,462,619	15,342,365		11,262,669
Other current assets	8,559,098	53,324,035		22,498,247
Total current assets	352,411,683	2,195,560,033		2,053,428,146
Property and equipment, net (note 5)	11,614,932	72,362,186		44,229,738
Investment in non-consolidated affiliates (note 6)	6,746,437	42,030,976		15,548,648
Goodwill (note 7)	12,484,891	77,782,117		61,060,783
Intangible assets, net (note 7)	2,361,463	14,712,153		5,308,267
Deferred tax assets, non-current (note 9)	4,981,817	31,037,220		2,089,005
Other non-current assets	5,962,656	37,147,940		29,053,342
Total non-current assets	44,162,196	275,072,592		157,289,783
Total assets	396,563,879	2,470,632,625		2,210,717,929
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to eLong, Inc. of RMB22,667,973 and RMB56,659,132 (US$9,094,418) as of December 31, 2011 and 2012, respectively)	19,132,852	119,199,583		60,898,752
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to eLong, Inc. of RMB1,202,627 and RMB1,584,694 (US$254,361) as of December 31, 2011 and 2012, respectively)	2,354,885	14,671,167		7,009,250
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to eLong, Inc. of RMB1,152,695 and RMB1,053,898 (US$169,162) as of December 31, 2011 and 2012, respectively) (note 16)	14,387,332	89,634,516		2,624,452
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to eLong, Inc. of 0 as of December 31, 2011 and 2012, respectively)	1,636,674	10,196,640		20,880,415
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB44,294,252 and RMB 42,438,420 (US$6,811,836) as of December 31, 2011 and 2012, respectively) (note 8)	31,937,026	198,970,866		127,803,167
Total current liabilities	69,448,769	432,672,772		203,199,364
Other liabilities (including other liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB49,259 and RMB85,590 (US$13,738) as of December 31, 2011 and 2012, respectively)	174,249	1,085,590		1,535,790
Total non-current liabilities	174,249	1,085,590		1,535,790
Total liabilities	69,623,018	433,758,362		204,735,154
Commitments and contingencies (note 10)	0	0
Shareholders' equity
Preferred shares
Ordinary shares											459,779	2,864,471	2,864,471	431,927	2,690,950	2,690,950
Treasury stock, at cost (2,920,756 and 2,535,474 ordinary shares as at December 31, 2011 and 2012, respectively)	(11,252,593)	(70,104,782)	(75,494,243)
Additional paid-in capital	359,316,350	2,238,576,796		2,209,469,065
Statutory reserves	2,473,268	15,408,707		14,606,426
Accumulated deficit	(24,487,870)	(152,561,879)		(148,153,894)
Total shareholders' equity	326,940,861	2,036,874,263		2,005,982,775
Total liabilities and shareholders' equity	$ 396,563,879	2,470,632,625		2,210,717,929

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Consolidated VIEs without recourse to eLong, Inc. [Member] USD ($)	Dec. 31, 2012 Consolidated VIEs without recourse to eLong, Inc. [Member] CNY	Dec. 31, 2011 Consolidated VIEs without recourse to eLong, Inc. [Member] CNY	Dec. 31, 2012 Series A preferred shares [Member] CNY	Dec. 31, 2011 Series A preferred shares [Member] CNY	Dec. 31, 2012 Series B preferred shares [Member] CNY	Dec. 31, 2011 Series B preferred shares [Member] CNY	Dec. 31, 2012 Ordinary shares [Member] CNY	Dec. 31, 2011 Ordinary shares [Member] CNY	Dec. 31, 2012 High-vote ordinary shares [Member] CNY	Dec. 31, 2011 High-vote ordinary shares [Member] CNY
Accounts payable	$ 19,132,852	119,199,583	60,898,752	$ 9,094,418	56,659,132	22,667,973
Income taxes payable				254,361	1,584,694	1,202,627
Amounts due to related parties	14,387,332	89,634,516	2,624,452	169,162	1,053,898	1,152,695
Deferred revenue	1,636,674	10,196,640	20,880,415
Accrued expenses and other current liabilities				6,811,836	42,438,420	44,294,252
Other liabilities	$ 174,249	1,085,590	1,535,790	$ 13,738	85,590	49,259
Preferred shares, par value per share							0.01	0.01	0.01	0.01
Preferred shares, authorized							8,205,602	8,205,620	50,000,000	50,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value per share											0.01	0.01	0.01	0.01
Ordinary shares, authorized shares											150,000,000	150,000,000	50,000,000	50,000,000
Ordinary shares, issued shares											39,656,088	38,954,340	33,589,204	33,589,204
Ordinary shares, outstanding shares											35,335,892	34,950,610	33,589,204	33,589,204
Treasury stock, shares	2,535,474	2,535,474	2,920,756

Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Revenues:
Hotel reservations	$ 97,641,867	608,318,596		447,876,567		346,448,868
Air ticketing	19,863,931	123,754,276		125,094,628		123,092,052
Other	10,455,070	65,136,131		52,027,719		42,477,663
Total revenues	127,960,868	797,209,003		624,998,914		512,018,583
Business tax, VAT and surcharges	8,501,427	52,964,739		38,821,932		30,101,947
Net revenues	119,459,441	744,244,264		586,176,982		481,916,636
Cost of services	32,796,140	204,323,233	[1]	154,864,206	[2]	136,889,793	[3]
Gross profit	86,663,301	539,921,031		431,312,776		345,026,843
Operating expenses:
Service development	20,459,971	127,467,665	[1]	97,096,821	[2]	80,045,838	[3]
Sales and marketing	66,185,674	412,343,366		230,945,011		167,322,622
General and administrative	10,107,041	62,967,875		53,239,111		49,944,996
Amortization of intangible assets (note 7)	169,531	1,056,197		547,200		642,453
Charges related to property and equipment and intangible assets (note 7)	359,154	2,237,567		152,412
Income/(loss) from operations	(10,618,070)	(66,151,639)		49,332,221		47,070,934
Other income (expenses):
Interest income	8,869,869	55,260,173		25,648,357		6,791,885
Foreign exchange losses	(315,728)	(1,967,016)		(19,502,653)		(25,933,051)
Other	508,530	3,168,195		(4,830,506)		(409,195)
Total other income (expenses), net	9,062,671	56,461,352		1,315,198		(19,550,361)
Income/(loss) before income tax expense/(benefit)	(1,555,399)	(9,690,287)		50,647,419		27,520,573
Income tax expense/(benefit) (note 9)	(2,570,789)	(16,016,274)		10,745,748		6,892,165
Impairment on equity method investment (note 6)	(772,418)	(4,812,242)
Share of net loss in non-consolidated affiliates (note 6)	167,327	1,042,467		631,352
Net income	75,645	471,278		39,270,319		20,628,408
Other comprehensive income
Total comprehensive income	$ 75,645	471,278		39,270,319		20,628,408
Weighted average shares used in net income per share computation
Basic (note 13)	68,833,132	68,833,132		60,455,723		48,377,733
Diluted (note 13)	69,442,580	69,442,580		62,298,141		51,655,256
Basic net income per share (note 13)	$ 0.001	0.01		0.65		0.43
Diluted net income per share (note 13)	$ 0.001	0.01		0.63		0.4

[1]	Depreciation expense of RMB16,640,301 and RMB3,200,608 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.
[2]	Depreciation expense of RMB10,216,747 and RMB3,052,706 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.
[3]	Depreciation expense of RMB7,392,731 and RMB3,353,680 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

Consolidated Statements of Shareholders' Equity	Total USD ($)	Total CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	High-vote ordinary shares [Member] USD ($)	High-vote ordinary shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional paid- in capital [Member] USD ($)	Additional paid- in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY
Balance at Dec. 31, 2009		1,043,500,297		1,879,312		2,362,999		(103,392,701)		1,326,984,833		1,961,132		(186,295,278)
Balance, shares at Dec. 31, 2009				22,817,507		28,550,704		(4,000,000)
Net income		20,628,408												20,628,408
Statutory reserves												4,760,067		(4,760,067)
Exercise of stock options		13,410,596		103,371				5,262,595		8,394,251				(349,621)
Exercise of stock options, shares				1,717,882				203,582
Vesting of performance units		12,024		8,432				1,977,267		(269,089)				(1,704,586)
Vesting of performance units, shares				200,012				76,490
Share-based compensation cost		17,317,359								17,317,359
Balance at Dec. 31, 2010		1,094,868,684		1,991,115		2,362,999		(96,152,839)		1,352,427,354		6,721,199		(172,481,144)
Balance, shares at Dec. 31, 2010				24,735,401		28,550,704		(3,719,928)
Net income		39,270,319												39,270,319
Statutory reserves												7,885,227		(7,885,227)
Exercise of stock options		34,773,364		129,259				13,083,254		21,698,670				(137,819)
Exercise of stock options, shares				2,490,159				506,122
Vesting of performance units		47,743						7,575,342		(607,576)				(6,920,023)
Vesting of performance units, shares				293,050				293,050
Issuance of new shares to TCH Sapphire, net of offering expenses		548,738,742		392,584		327,951				548,018,207
Issuance of new shares to TCH Sapphire, net of offering expenses, shares				6,031,500		5,038,500
Issuance of new shares to Expedia Asia Pacific, net of offering expenses		267,906,836		351,513						267,555,323
Issuance of new shares to Expedia Asia Pacific, net of offering expenses, shares				5,400,500
Share-based compensation cost		20,377,087								20,377,087
Balance at Dec. 31, 2011		2,005,982,775		2,864,471		2,690,950		(75,494,243)		2,209,469,065		14,606,426		(148,153,894)
Balance, shares at Dec. 31, 2011				38,950,610		33,589,204		(2,920,756)
Net income	75,645	471,278												471,278
Statutory reserves												802,281		(802,281)
Exercise of stock options		14,032,122						13,095,145		1,307,262				(370,285)
Exercise of stock options, shares				506,582				506,582
Vesting of performance units		31,082						5,045,041		(1,307,262)				(37,066,987)
Vesting of performance units, shares				195,166				195,166
Share-based compensation cost		29,107,731								29,107,731
Repurchase of ordinary shares		(12,750,725)						(12,750,725)
Repurchase of ordinary shares, shares								(316,466)
Balance at Dec. 31, 2012	$ 326,940,861	2,036,874,263	$ 459,779	2,864,471	$ 431,927	2,690,950	$ (11,252,593)	(70,104,782)	$ 359,316,350	2,238,576,796	$ 2,473,268	15,408,707	$ (24,487,870)	(152,561,879)
Balance, shares at Dec. 31, 2012			39,652,358		33,589,204		(2,535,474)

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 75,645	471,278	39,270,319	20,628,408
Adjustments to reconcile net income to net cash provided by operating activities:
Foreign exchange losses	4,504	28,060	17,911,902	17,446,995
Charges related to property and equipment and intangible assets	359,154	2,237,567	152,412
Allowance for doubtful accounts	189,040	1,177,740	1,590,808	(200,390)
Loss on disposal of property and equipment	86	535	248,443	149,186
Depreciation of property and equipment	4,323,336	26,934,818	21,286,199	19,384,294
Amortization of intangible assets	169,531	1,056,197	547,200	642,453
Share-based compensation expense	4,807,069	29,948,523	21,922,364	18,543,568
Gain on disposal of equity method investment (note 6)	(210,251)	(1,309,883)
Impairment on equity method investment	772,418	4,812,242
Share of net loss in non-consolidated affiliates (note 6)	167,327	1,042,467	631,352
Fair value changes of contingent consideration			4,847,126	409,195
Deferred income tax benefit	(5,373,607)	(33,478,109)	(5,427,774)	(7,076,682)
Changes in operating assets and liabilities, net of impact from acquisitions:
Accounts receivable, net	(7,351,252)	(45,799,032)	(25,996,725)	(13,328,242)
Prepaid expenses and other current assets	(5,438,663)	(33,883,417)	(12,850,556)	(9,748,448)
Other non-current assets	(1,299,273)	(8,094,599)	240,726	182,592
Amounts due from related parties	(1,927,144)	(12,006,302)	(10,392,470)	(918,758)
Accounts payable	9,036,462	56,298,057	6,351,756	12,500,251
Income taxes payable	1,229,822	7,661,917	2,007,192	2,093,738
Deferred revenue	855,989	5,332,897	6,402,302	10,431,429
Accrued expenses and other current liabilities	7,204,148	44,882,558	27,996,741	13,473,787
Amounts due to related parties	13,966,079	87,010,064	752,326	773,540
Other liabilities			545,654
Net cash provided by operating activities	21,560,420	134,323,578	98,037,297	85,386,916
Cash flows from investing activities:
Purchase of property and equipment	(8,464,115)	(52,732,287)	(23,961,194)	(17,592,765)
Investment in non-consolidated affiliates	(4,854,200)	(30,242,154)	(9,000,000)	(7,180,000)
Purchase of domain names	(457,079)	(2,847,650)
Acquisition of businesses, net of cash acquired (note 3)	(963,067)	(6,000,000)	(14,156,704)	(28,541,230)
Proceeds from disposal of investment in non-consolidated affiliates	561,790	3,500,000
Proceeds from disposal of property and equipment	46,908	292,244	145,482	28,332
Proceeds received from maturity of short-term investments	322,315,280	2,008,056,429	961,551,382	593,943,986
Increase in restricted cash			(800,000)	(600,000)
Purchases of short-term investments	(346,021,280)	(2,155,747,177)	(1,825,024,847)	(864,734,239)
Net cash used in investing activities	(37,835,763)	(235,720,595)	(911,245,881)	(324,675,916)
Cash flows from financing activities:
Repurchase of ordinary shares	(2,046,633)	(12,750,725)
Exercise of stock options	2,252,311	14,032,122	34,773,364	13,410,596
Issuance of new shares, net of offering expenses			816,645,578
Settlement of the payable to former shareholder				(18,856,519)
Net cash provided by/(used in) financing activities	205,678	1,281,397	851,418,942	(5,445,923)
Effect of foreign exchange rate changes on cash	(67,473)	(420,362)	(7,960,160)	(13,307,250)
Net increase (decrease) in cash and cash equivalents	(16,137,138)	(100,535,982)	30,250,198	(258,042,173)
Cash and cash equivalents at beginning of year	66,078,577	411,676,144	381,425,946	639,468,119
Cash and cash equivalents at end of year	49,941,439	311,140,162	411,676,144	381,425,946
Supplemental disclosures of cash flow information:
Cash paid for income taxes	1,587,035	9,887,389	14,166,176	11,875,109
Noncash accrual for purchases of equipment and software	432,069	2,691,831	743,957	574,244
Accrued purchase consideration		13,300,000		11,000,000
Contingent consideration for acquisition	$ 1,107,580	6,900,334		3,809,579

ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

(1) ORGANIZATION AND DESCRIPTION OF BUSINESS

eLong, Inc. (the "Company" and with its consolidated subsidiaries and consolidated variable interest entities (the "VIEs"), collectively the "Group"), is principally engaged in the provision of travel services, including hotel reservation services, airline ticketing, and to a lesser extent, internet-related advertising in the People's Republic of China (the "PRC"), excluding Hong Kong, Macau and Taiwan.

The Company, through its subsidiaries, conducts its operations in the PRC through a series of arrangements with the VIEs. These VIEs facilitate the Company's participation in internet content provision, short messaging, call center services, travel agency and air ticketing services, which are industries in the PRC in which foreign ownership is restricted. The Company does not have any direct equity interest in the VIEs. However, pursuant to certain agreements with the VIEs and the individual shareholders of the VIEs, which include powers of attorney, spousal waivers, technical services agreements, business operations agreements, equity interest pledge agreements, exclusive purchase right agreements and loan agreements, the Company is the primary beneficiary of the VIEs with the power to direct the activities of the VIEs, absorb the VIEs' expected losses and receive the VIEs' residual returns to the extent such returns are paid as dividends and other payments. As a result, the Company consolidates the VIEs as required by Accounting Standards Codification ("ASC") subtopic 810-10, Consolidation: Overall.

The principal terms of the key agreements with the VIEs and their shareholders are described below:

Powers of attorney. The VIE shareholders have each provided an irrevocable power of attorney in favor of the Company. Under the powers of attorney, the Company (or its designee) has been fully authorized to exercise all powers of the VIE shareholders. The powers of attorney are each for a period of 20 years, with automatic renewal as long as, with respect to each individual shareholder of each VIE, such person remains a shareholder of the VIE. The powers of attorney provide power to the Company to direct and control the activities of the VIEs.

Spousal waivers. The spouses of the VIE shareholders have each provided a letter to the Company and eLongNet Information Technology (Beijing) Co., Ltd. ("eLong Information"), a subsidiary of the Company, in which they confirm that the individual VIE shareholders hold the shares of VIEs as nominees, and that such shareholding is not a part of the VIE shareholders' personal assets, marital property, or inheritable property, and is not subject to any claims from any of their family members.

Technical services agreements. eLong Information has the exclusive right to provide the VIEs with services relating to their operations. eLong Information has also granted the VIEs a non-exclusive license to use certain software owned by eLong Information. The VIEs have agreed to make payments to eLong Information for the service and software license fees, and the service and software license fees may be adjusted by eLong Information unilaterally. The technical services agreements are valid for twenty years with automatic renewal. On consolidation, the service and software license fees are eliminated.

Business operations agreements. eLong Information has agreed to provide guarantees for performance by the VIEs of contracts, agreements or transactions with third parties in connection with their business operations. In return, the VIEs have agreed to pledge their accounts receivables and mortgage or pledge all their assets to eLong Information. eLong Information may, at its sole discretion, provide the VIEs any performance guarantee and working capital loan guarantee in connection with the VIEs' business operations. In addition, the VIEs and their shareholders have each agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the VIEs without prior written consent from eLong Information. The VIEs' shareholders have agreed that, upon instruction from eLong Information, they will appoint or remove the VIEs' directors and executive officers and accept eLong Information's guidance regarding operations and financial and personnel management of the VIEs. Under the business operations agreements, if any of the agreements between eLong Information and the VIEs terminate or expire, eLong Information may terminate any other agreements between eLong Information and the VIEs, including the business operations agreements. The business operations agreements are valid for twenty years with automatic renewal.

Equity interest pledge agreements. The VIEs' shareholders each have pledged their entire ownership interest in the VIEs to eLong Information to secure the payment obligations of the VIEs under the technical services agreements and the other agreements. Upon the occurrence of events of default specified in the agreements, including the failure of the VIEs to make required payments of the service and software license fees to eLong Information under the technical services agreements or to perform any of its obligations under the other agreements including business operations agreements, eLong Information may enforce the pledge in accordance with applicable legal procedures. The equity interest pledge agreements are valid for twenty years with automatic renewal. The pledges by the VIEs' individual shareholders in favor of eLong Information have been registered with the Beijing Chaoyang District Administration of Industry and Commerce.

Exclusive purchase right agreements. The Company and any third party designated by the Company have the right, at any time, when applicable PRC law permits foreign invested companies to operate an internet content provision business, to purchase from the VIEs' shareholders their respective equity interests in the VIEs. The exercise price of the option is equal to the actual paid-in registered capital of the VIEs (or pro rata portion thereof, as appropriate) unless otherwise specified under PRC law on the date of exercise. If the transfer price of the equity interest is greater than the loan amount, the shareholders are required to immediately return the proceeds from the transfer price in excess of the loan amount to the Company or any person designated by the Company. The exclusive purchase right agreements are valid for twenty years with automatic renewal.

Loan agreements. The Company has loaned certain amounts to the VIEs' shareholders for contributions to the paid-in registered capital of the VIEs. The full principal amount of such loans is still outstanding as of December 31, 2012. The loans are interest free and have a repayment term of twenty years with automatic renewal. The manner and timing of the repayment shall be at the sole discretion of the Company. In the event that the Company exercises its option to purchase the equity interest in the VIEs held by the VIE individual shareholders pursuant to the exclusive purchase right agreement, the loan will accelerate, be repaid by the proceeds from the option exercise and be discharged. In addition, under certain conditions such as the incapacity of the VIEs' shareholders, or the termination of employment with the Company of the VIEs' shareholders, the repayments under the loan agreement may accelerate. On consolidation, these loans are eliminated. The Company agrees to provide unlimited financial support to the VIEs for their operations. If the VIEs are incapable of repaying such financial support, the Company agrees not to require the VIE to make such repayment. The VIEs will not declare or distribute dividends without the prior consent of the Company. In the event any of the shareholders receives any profit, bonus, distribution or dividend from the VIEs, the shareholders agree to immediately return such profit, bonus, distribution or dividend to the Company or to any party designated by the Company. There has been no bonus, dividends or distributions of profit from inception of the VIEs to date.

In the opinion of the Company's legal counsel, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and not in violation of PRC laws or regulations currently in effect; and (iii) the Group's business operations are in compliance with existing PRC laws and regulations in all material respects.

However, uncertainties in the PRC legal system could cause the Company's current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company's ability to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIEs.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, which may include, but not be limited to, revocation of business and operating licenses, being required to discontinue or restrict business operations, restriction of the Company's right to collect revenues, temporary or permanent blocking of the Company's websites, being required to restructure its operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Company's ability to conduct its business.

The following table sets forth the assets and liabilities of the VIEs and their subsidiaries included in the Company's consolidated balance sheets:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Current assets	160,854,702	199,203,364	31,974,344
Non-current assets	51,609,571	82,265,309	13,204,493
Total assets	212,464,273	281,468,673	45,178,837
Current liabilities	104,222,335	151,614,207	24,335,758
Non-current liabilities	49,259	85,590	13,738
Total liabilities	104,271,594	151,699,797	24,349,496
Total net assets	108,192,679	129,768,876	20,829,341

The following table sets forth the results of operations of the VIEs and their subsidiaries included in the Company's consolidated statements of comprehensive income:

	Year ended December 31,
	2010	2011	2012
Net revenues	155,376,480	165,990,943	205,647,992
Net income	32,230,442	28,701,457	8,165,122

As of December 31, 2012, there was no pledge or collateralization of the VIEs' assets to third party. As all the consolidated VIEs are incorporated as limited liability companies under the PRC laws and regulations, creditors of the VIEs do not have recourse to the general credit of the Company for the liabilities of the consolidated VIEs, other than the payment obligation for the air tickets issued by various airlines disclosed in Note 10 "Guarantee". The Company is obligated to absorb the VIEs' expected losses and to provide financial support to the VIEs if required. For the years ended December 31, 2010, 2011 and 2012, the Company has not provided financial support other than that which it was contractually required to provide. The Company considers that there are no assets of the consolidated VIEs that can be used only to settle obligations of the VIEs.

On May 16, 2011, the Company issued 5,038,500 high-vote ordinary shares and 6,031,500 ordinary shares to TCH Sapphire Limited ("TCH Sapphire"), a subsidiary of Tencent Holdings Limited ("Tencent"), for a total purchase price of RMB548,738,742 (originally US$84,306,565) net of offering expenses making TCH Sapphire the second largest shareholder of the Company. On the same day, the Company also issued 5,400,500 ordinary shares to Expedia Asia Pacific-Alpha Limited ("Expedia Asia Pacific"), a subsidiary of Expedia, Inc. ("Expedia") for a total purchase price of RMB267,906,836 (originally US$41,160,160) net of offering expenses.

Expedia, through ownership of Expedia Asia-Pacific, owned 28,550,704 of the Company's high-vote ordinary shares as of December 31, 2011 and 2012, and 17,286,657 of the Company's ordinary shares as of December 31, 2011 and 2012, and thus controlled approximately 83% of the Company's voting power as of December 31, 2012, and has the ability to control substantially all of the Company's management and business operations.

Tencent, through ownership of TCH Sapphire, owned 5,038,500 of the Company's high-vote ordinary shares and 6,031,500 of the Company's ordinary shares as of December 31, 2011 and 2012. As of December 31, 2012, Tencent controlled approximately 15% of the Company's voting power.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

(b) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

(c) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include allowances for doubtful accounts, deferred income tax assets, provision for loyalty programs, deferred revenue recognition, share-based compensation, loss contingencies, allocation of the purchase price of acquisitions, fair value of contingent consideration, useful lives of property and equipment and intangible assets, and recovery of the carrying values of long-lived assets, goodwill and intangible assets.

(d) Foreign currencies

The Group's functional and reporting currency is the Renminbi ("RMB"). Transactions denominated in foreign currencies are measured at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in currencies other than the RMB are remeasured into RMB using applicable exchange rates quoted by the People's Bank of China ("PBOC") at the balance sheet dates. All exchange gains and losses are included in "foreign exchange losses" in the consolidated statements of comprehensive income.

Translations of amounts from RMB into United States dollars ("US$") are solely for the convenience of the reader and are calculated at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of RMB, as published by the Federal Reserve Bank of New York, on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, at any other rate, or at all.

(e) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. The Group records accruals for certain of its outstanding administrative, legal or regulatory proceedings and claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in administrative, legal or regulatory proceedings and claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material. When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. The Group is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry or treatment of specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

(f) Revenue recognition

The Group's revenues are principally derived from providing hotel reservation, air ticketing, other travel and non-travel services. The Group recognizes revenues when all of the following have occurred: persuasive evidence of arrangement with the customer, services have been performed, fees are fixed or determinable and collectability of the fees is reasonably assured, as prescribed by ASC 605-10, Revenue Recognition, Overall. These criteria as related to Group revenues are considered to have been met as follows:

Hotel reservation services

The Group receives commissions from travel suppliers or customers for hotel room reservations booked through the Group (including hotel groupbuy business). Commissions from hotel reservation services rendered are recognized after confirmation with the hotel that the customers have completed their stay. The Group presents revenues from such transactions on a net basis in the consolidated statements of comprehensive income as the Group generally acts as an agent, does not assume any inventory risk, and has no obligation to the hotel for hotel reservations which are cancelled or for which the customer does not check-in at the hotel. Contracts with certain travel suppliers contain escalating commissions that are subject to achieving specific performance targets. Such escalating commissions are recognized when the performance targets have been achieved.

Air ticketing services

The Group receives commissions from travel suppliers for air ticketing services booked through the Group. Commissions from air ticketing services rendered are recognized upon the issuance of the ticket, net of estimated cancellations. Estimated cancellations were insignificant for the years ended December 31, 2010, 2011 and 2012. The Group presents revenues from such transactions on a net basis in the consolidated statements of comprehensive income, as the Group acts as an agent, does not assume any inventory risk, and has no obligations for cancelled airline ticket reservations. The Group sometimes also receives additional discretionary commissions from certain airlines when performance targets are met. Such discretionary commissions are recognized on a cash basis because the Group cannot reasonably estimate the amount, or timing of the receipt, of such commissions in advance.

Other services

Other services include Other travel services and Non-travel services.

i)	Other travel services

Other travel services are mainly commissions from insurance companies for the sale of travel insurance. The Group recognizes revenue when the travel insurance is issued to the customer, net of estimated cancellations.

ii)	Non-travel services

Non-travel services primarily comprise advertising services on Xici.net and eLong.com. Revenue from advertising services is recognized over the contractual advertisement display period.

The Group's hotel reservation services, air ticketing services and other travel services are subject to business tax and surcharges on the revenues generated from services rendered in China. Business tax and surcharges are recorded on a net basis (excluded from revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income.

Prior to September 1, 2012, the Group's advertising services were subject to business tax and surcharges on the revenues generated from services rendered in China. Business tax and surcharges were recorded on a net basis (excluded from advertising services revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income. Effective September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to Value Added Tax ("VAT") Transformation Pilot Program ("the Pilot Program"), for certain industries in eight regions, including Beijing. With the adoption of the Pilot Program, advertising services are subject to VAT. VAT and surcharges are also recorded on a net basis (excluded from advertising services revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income.

Deferred revenue

In September 2009, the Group launched an eCoupon program, through which the Group offers eCoupons and virtual cash accounts to customers who book selected hotels online through the eLong.com website. Beginning in 2012, eCoupons could also be used for online bookings of air tickets through the eLong.com website or eLong mobile applications. Customers who use the eCoupons receive credits in their virtual cash accounts after check-out from hotels or issuance of air tickets. Customers may redeem virtual cash balances: (i) as cash transferred to their bank accounts, (ii) after a certain minimum threshold is reached, as mobile phone credit, or (iii) as credit for the purchase of air tickets or hotels. Any unredeemed virtual cash expires at the end of March of the subsequent year, at which time the unredeemed virtual cash is converted to eLong loyalty points based on a prescribed formula.

The Group accounts for the eCoupon program in accordance with ASC subtopic 605-50, Revenue Recognition: Customer Payments and Incentives. As customers have the option to redeem their virtual cash balance in cash, the Group accounts for the cost of the eCoupon program as a reduction of revenue. The Group's obligation to provide cash, mobile phone credit, air tickets or hotels is recorded as "accrued expenses and other current liabilities" in the consolidated balance sheets. The liability is reduced as customers redeem their virtual cash balances or the virtual cash expires.

Prior to October 2011, customers had to reach a minimum threshold for cash redemption of virtual cash accounts. The Group recorded the actual redeemed cost of eCoupons used by customers, as well as an estimate of the cost of future usage of eCoupons to reach the minimum threshold, as a reduction of revenue. In October 2011, the threshold for cash redemption of virtual cash accounts was eliminated. Following this change in redemption policy, for the years ended December 31, 2011 and 2012, the Group accounts for only the actual redeemed costs of eCoupons used by customers as a reduction of revenue since customers no longer had to achieve a minimum threshold prior to redemption.

The Group accounts for the expiration of virtual cash similar to the sale of loyalty points, as customers give up the right to cash in return for eLong loyalty points. Upon the expiration of virtual cash and conversion into loyalty points, the Group reclassifies the liability associated with the expired virtual cash balance from "accrued expenses and other current liabilities" to "deferred revenue". The "deferred revenue" from converted loyalty points is subsequently amortized into revenue as the loyalty points are redeemed or expired. In addition, the Group records the related cost of redemption of the loyalty points as "cost of services" in the consolidated statements of comprehensive income.

(g) Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes in its financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the "more likely than not" threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group records unrecognized tax benefits, if any, in "accrued expenses and other current liabilities" or the non-current "other liabilities" line item in the consolidated balance sheets. The Group has elected to include interest and penalties related to an uncertain tax position (if and when required) in "income tax expense/(benefit)" in the consolidated statements of comprehensive income.

(h) Share-based compensation

The Group applies ASC subtopic 718-10 ("ASC 718-10"), Compensation-Stock Compensation: Overall, in connection with its share-based compensation. In accordance with ASC 718-10, all grants of stock options and performance units are recognized in the consolidated financial statements based on their grant date fair values. Starting in 2010, the Group believed it had sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected lives of its stock options as the Group's ADSs have been publicly traded since the Company's initial public offering in 2004. ASC 718-10 requires forfeitures to be estimated at the date of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation cost is recorded net of estimated forfeitures such that the expense is recorded only for those share-based awards that are expected to vest.

Under ASC 718-10, the Group applies the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on the U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected lives are based on historical exercise patterns, which the Group believes are representative of future behavior. Expected dividend yield is determined in view of the Company's historical dividend payout rate (historically the Group has not paid dividends). The Group estimates volatility based on the Group's own historical volatilities because the Group believes the length of time the Group's ADSs have been publicly traded is sufficient to make such an estimate. The Group recognizes compensation cost on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture and adjusted to reflect consideration for foreseeable future changes in facts and circumstances, if any.

Compensation cost related to 2010, 2011 and 2012 performance units, which are awards in the form of units that are denominated in a hypothetical equivalent number of the Company's ordinary shares, is determined based on the fair market value of the Company's ordinary shares on the trading date immediately preceding the grant date for awards under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately preceding trading date, for awards under the 2009 Plan. At the time of grant, the Company's Board of Directors or the Compensation Committee determines if the Company will settle the performance units in cash or shares.

Settlement terms of performance units, once established, may only be changed by approval of the Company's Board of Directors or the Compensation Committee. Except with respect to the performance units granted to members of the Board of Directors who are not employees of the Group, Expedia, Tencent (or an Expedia or Tencent affiliate) ("non-employee directors") which are to be settled in cash, performance units granted to employees during 2010, 2011 and 2012 are to be settled in ordinary shares. Performance units granted during 2010, 2011 and 2012 to the Company's non-employee directors are to be settled upon vesting by payment of the cash amount equal to the fair market value of the vested performance units on the vesting date. The forfeiture rate is estimated based on historical forfeitures and adjusted to reflect foreseeable future changes in facts and circumstances, if any.

Share-based compensation awards which are settled in cash upon vesting are classified as liabilities and included in "accrued expenses and other current liabilities" in the consolidated balance sheets. Compensation cost is determined based on the current share price at the balance sheet dates, and the proportionate amount of the requisite service that has been rendered to such date. Changes in the fair value of the liability-classified awards after the requisite service period has been completed and before the awards are vested are immediately recognized as compensation cost in the period in which the change in fair value occurs.

The Group accounts for a change in any of the terms or conditions of stock options as a modification in accordance with ASC subtopic 718-20, Compensation-Stock Compensation: Awards Classified as Equity, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

(i) Loyalty points provision

eLong members earn loyalty points based on their usage of the Group's services. The Group provides non-cash gifts, hotel room stays (including prepaid hotel rooms and hotel groupbuy products) and air tickets to eLong members upon redemption of loyalty points that are accumulated based on the members' transactions with the Group. The Group recognizes estimated costs to provide non-cash gifts, hotel room stays and air tickets based on historical redemption rates. The liabilities for loyalty points are reduced upon the redemption or expiration of outstanding loyalty points. The estimated costs are included in "sales and marketing" in the consolidated statements of comprehensive income and the estimated liabilities are included in "accrued expenses and other current liabilities" in the consolidated balance sheets.

(j) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with commercial banks or other financial institutions. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

(k) Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. As of December 31, 2012, the Group's restricted cash of RMB61,400,000 (2011: RMB61,400,000) consisted of time deposits in escrow accounts in China required to support the Group's air ticketing and other businesses.

(l) Short-term investments

Short-term investments as of December 31, 2012 consisted of time deposits of more than three months duration (generally six-, nine- or twelve-months duration) held in commercial banks of RMB1,581,502,010 (2011: RMB1,433,424,847).

(m) Accounts receivable

Accounts receivable is recorded at the invoiced amount and is non-interest bearing. The allowance for doubtful accounts is the Group's reasonable estimate of the amount of probable credit losses in the Group's existing accounts receivable. The Group reviews its allowance for doubtful accounts periodically and determines the allowance based on historical write-off experience, the aging of the accounts receivable balance and customer credit worthiness. Specific accounts are reviewed individually for collectability. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure.

(n) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The Group also capitalizes certain costs incurred during the application development stage related to the development of internal-use software in accordance with ASC subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software and ASC subtopic 350-50, Intangibles-Goodwill and Other: Website Development Costs. Costs incurred related to the planning and post-implementation phases of development are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Capitalized software development cost	3 years
Computer equipment and purchased system software	3-5 years
Furniture, fixtures and office equipment	5 years

Leasehold improvements are amortized using the straight-line method over 1 to 10 years which represents the shorter of the lease term or estimated useful life of the assets.

Projects in progress are stated at cost. Projects in progress refer to labor costs capitalized in connection with the software development before the software is substantially complete and ready for its intended use.

(o) Investments in non-consolidated affiliates

The Group applies the equity method in accounting for the investment in non-consolidated affiliates in which the Group has the ability to exercise significant influence but does not own a majority equity interest or otherwise control the non-consolidated affiliates.

These investments resulted in the Group's ability to exercise significant influence and met the requirement to apply the equity method of accounting. Under the equity method of accounting, the Group initially records the investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in "investment in non-consolidated affiliates" in the consolidated balance sheets. Under ASC 323, Investments-Equity Method and Joint Ventures, the Group's share of post-acquisition profits or losses of the non-consolidated affiliates is recognized in the consolidated statements of comprehensive income. Unrealized gains on transactions between the Group and the non-consolidated affiliates are eliminated to the extent of the Group's interest in the non-consolidated affiliates, and unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group's share of losses in a non-consolidated affiliate equals or exceeds the carrying value of its equity interest in the non-consolidated affiliate, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the non-consolidated affiliate. The Group monitors its investment in non-consolidated affiliates for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the non-consolidated affiliates including current earnings trends and other company-specific information. In 2012, the Group recorded an impairment charge of RMB4,812,242 with respect to the First 2012 Affiliate Company when the decline in the value of the investment was determined to be other-than-temporary under ASC 323.

(p) Employee Loan Program

In November 2011, the Group launched a RMB100 million employee interest-free loan program (executive officers and directors of the Group are ineligible to receive loans under this program). In the years ended December 31, 2011 and 2012, the Group had disbursed Nil and RMB11,310,806 of employee loans principal under this program. The Group accounts for employee interest-free loan in accordance with ASC subtopic 835-30, Imputation of Interest, whereby the effective interest rate is applied and the difference between the present value of the loan receivables and the cash loaned to the employees is regarded as employee compensation during the loan term. At the same time, to accrete the loan receivable to its face value, interest income is recognized at the same amount. The outstanding portion of employee loans receivable within 12 months, as of December 31, 2011 and 2012 amounted to Nil and RMB2,281,675, respectively, is included in "other current assets" in the consolidated balance sheets. The outstanding portion of employee loans receivable more than 12 months, as of December 31, 2011 and 2012 amounted to Nil and RMB7,689,911, respectively, is included in "other non-current assets" in the consolidated balance sheets. The carrying values of these employee loans approximated their fair value as there was no significant fluctuation of effective interest rates during the relevant period.

(q) Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree's current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

(r) Goodwill and intangible assets

Goodwill represents the excess of costs over fair value of the net assets of businesses acquired. The Group follows ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist. The Group performs its annual impairment assessment for goodwill and indefinite-lived intangible assets in December of each year.

In 2011, the Group adopted Accounting Standards Update ("ASU") 2011-08, Testing Goodwill for Impairment, to test goodwill for impairment by performing a qualitative assessment before calculating the fair value of a reporting unit in step one of the goodwill impairment tests. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Otherwise, further testing is not needed. Under the two-step impairment test, the Group evaluates the recoverability of goodwill at the reporting unit level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. The fair value of the reporting unit is determined based upon the present value of estimated future cash flows of the reporting unit. If the fair value of the reporting unit is less than the carrying value, a second step is performed which compares the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill. In determining the implied fair value of the reporting unit goodwill, the fair values of the net tangible assets and recognized and unrecognized intangible assets are deducted from the fair value of the reporting unit. If the implied fair value of the reporting unit goodwill is lower than its carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value.

Intangible assets are carried at cost less accumulated amortization. Intangible assets with definite lives are amortized using the straight-line method over the estimated economic life. In 2012, the Group early adopted ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which amends the guidance in ASC subtopic 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. ASU 2012-02 provides an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. If the Group determines, on the basis of qualitative factors, that the fair value of indefinite-lived intangible assets is more likely than not less than the carrying amount, further testing is required. Otherwise, further testing is not needed. Under the further testing, the impairment test on indefinite-lived intangible assets that are not subject to amortization consists of a comparison of the fair value of each intangible asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

(s) Impairment of long-lived assets other than goodwill

The Group evaluates impairment of its long-lived assets to be held and used, including property and equipment, purchased intangible assets which are subject to amortization and other non-current assets, when events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment Overall. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value. Assets to be disposed of are separately presented in the consolidated balance sheet as assets held for sale and reported at the lower of carrying amount or estimated fair value less the costs to sell, and are no longer depreciated.

(t) Employee benefit plans

Under PRC law, the Group participates in various defined contribution plans pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The Group is required to make contributions to these plans at stated contribution rates based on monthly compensation of qualified employees. The Group has no obligation for payment of employee benefits associated with these plans beyond the mandatory contributions payable during the period of the employee's employment with the Group. For the years ended December 31, 2010, 2011 and 2012, the Group contributed RMB33,403,334, RMB37,565,582 and RMB49,425,246, respectively to these plans.

(u) Net income per share

For the calculation of basic net income and diluted net income per share, ordinary shares include ordinary shares and high-vote ordinary shares. Basic net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding stock options, stock warrants and the settlement of performance units.

(v) Advertising expense

The Group incurs advertising expense consisting of online marketing, brand marketing and direct marketing expenses to promote the Group's products and services. The Group expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Group expenses the advertising costs as incurred each time the advertisement is displayed or broadcast. For the years ended December 31, 2010, 2011, and 2012, advertising expense was RMB58,190,789, RMB87,946,441 and RMB230,497,404 respectively, and was recorded as "sales and marketing" expenses. As of December 31, 2011 and 2012, the Group had RMB7,562,484 and RMB15,558,562, respectively, of prepaid advertising expenses which are included in "prepaid expenses" in the consolidated balance sheets.

(w) Segment reporting

The Group mainly operates and manages its business as two reportable segments: Hotel and Air. In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group does not allocate any assets to its hotel and air segments as management does not use this information to measure the performance of the reportable segments.

The Group generates substantially all revenues from customers in the PRC. Accordingly, no geographical segments are presented.

(x) Operating leases

The Group leases office space under operating lease agreements with original lease periods of up to ten years. Rental expenses are recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are not included in the initial lease term.

(y) Fair value measurements

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, accounts receivable, short-term investments, accounts payable, and other liabilities. As of December 31, 2011 and 2012, the carrying values of these financial instruments approximated their fair value due to their short term nature. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -Other inputs that are directly or indirectly observable in the marketplace; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC subtopic 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(z) Treasury stock

In 2010 and 2011, the Group did not repurchase any ADSs (1 ADS = 2 ordinary shares), ordinary shares or high-vote ordinary shares. In 2012, the Group repurchased 158,233 ADSs at a cost of approximately US$2 million including brokerage commission. The ADSs repurchased by the Group are no longer outstanding. The repurchase of ADSs is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. The Group issues the repurchased ADSs to employees who exercise their stock options or receive them upon the vesting of performance units under the Group's share compensation plans.

In 2012, the Group issued 350,874 (2011: 399,586 and 2010: 140,036) of repurchased ADSs to recipients of stock options and performance units. The Group accounts for these transactions in accordance with ASC subtopic 505-30, Equity, Treasury Stock. Gains on sales of treasury stock not previously accounted for as constructively retired shall be credited to additional paid-in capital, and losses may be charged to additional paid-in capital to the extent that previous net gains from sales or retirements of the same class of stock are included therein, and otherwise to accumulated deficit.

(aa) Recently issued accounting pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 does not change current requirements for reporting net income or other comprehensive income in financial statements. However, ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Upon adoption, the Group will present comprehensive income in accordance with the requirements of ASU 2013-02 and does not expect the adoption to have a material impact on the consolidated financial statements.

(ab) Comparative information

Certain items in prior years' consolidated financial statements have been reclassified to conform to the current period's presentation to facilitate comparison.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS

(3) ACQUISITIONS

During 2010, the Group completed the acquisitions of the hotel reservation businesses of two PRC-based online travel agencies, Beijing Yuanfang Wangjing Information Consulting Co., Ltd. ("Yuanfang") and Shanxi Sunny China Network Co., Ltd. ("Sunny China") and two train travel information sites. The Group did not acquire any equity interests in these targets. The Group did not complete any acquisitions in 2011.

On December 31, 2012, the Group completed the acquisition of the hotel reservation and air ticketing businesses of a PRC-based travel agency, Beijing Holiday Sunshine Travel Co., Ltd. ("Holsun"), which the Group expected to complement its existing business. The Group did not acquire any equity interests in Holsun. The initial purchase consideration is RMB19,300,000, of which RMB6,000,000 has been paid as of December 31, 2012 and the remaining amount was recognized in "accrued expenses and other current liabilities" in the consolidated balance sheet as of December 31, 2012. The remaining cash consideration is contingent on performance in 2013 of the acquired business, with an upper limit of RMB9,000,000. The Group has estimated and recognized a liability for the contingent consideration at its present value of RMB6,900,334 in "accrued expenses and other current liabilities" in the consolidated balance sheet as at December 31, 2012. The following table summarizes the allocation of the purchase price for the acquisition made for the year ended December 31, 2012.

December 31,
2012
Indemnification asset	371,000
Intangible assets with definite lives	9,850,000
Goodwill	16,350,334
Total purchase consideration	26,571,334

The results of operation of Holsun were not significant and included in the consolidated financial statements since the acquisition date. Neither the results of operations since the acquisition date nor pro forma results of operations of Holsun were presented because the effects of Holsun were not material to the Group's consolidated financial statements.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

(4) ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2011	2012
Accounts receivable	84,634,677	129,476,266
Allowance for doubtful accounts	(1,323,490)	(1,503,621)
Accounts receivable, net	83,311,187	127,972,645

The following table presents movement of the allowance for doubtful accounts:

	December 31,
	2010	2011	2012
Balance at the beginning of year	348,862	304,796	1,323,490
Additions/(reversals) charged to bad debt expense	(209,845)	1,576,739	1,137,574
Reversals/(write-offs) charged against the allowance	165,779	(558,045)	(957,443)
Balance at the end of year	304,796	1,323,490	1,503,621

The write-offs charged against the allowance for doubtful accounts of 2010, 2011 and 2012 accounts receivable balances related to a combination of multiple accounts receivables, including accounts receivables from individual and corporate customers, and travel suppliers.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

(5) PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2011	2012
Computer equipment	55,602,672	79,251,862
Furniture and office equipment	7,806,643	9,473,470
Leasehold improvements	7,737,400	11,342,046
Purchased software	27,659,057	31,855,569
Capitalized software development costs	45,585,121	60,764,100
Software development projects in progress	302,442	1,046,110
Less: accumulated depreciation	(100,463,597)	(121,370,971)
Property and equipment, net	44,229,738	72,362,186

Depreciation expense for property and equipment was RMB19,384,294, RMB21,286,199 and RMB26,934,818 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, the Group's capitalized software development costs, including projects in progress, net of accumulated depreciation, was RMB17,108,334 and RMB21,210,566, respectively. For the years ended December 31, 2010, 2011, and 2012, the Group recorded depreciation relating to capitalized software development costs of RMB7,716,376, RMB9,818,104 and RMB11,530,416, respectively.

INVESTMENT IN NON-CONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN NON-CONSOLIDATED AFFILIATES [Abstract]
INVESTMENT IN NON-CONSOLIDATED AFFILIATES

(6) INVESTMENT IN NON-CONSOLIDATED AFFILIATES

Investment in non-consolidated affiliates as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
2010 Affiliate Company	12,926,810	13,103,822
2011 Affiliate Company	2,621,838	-
First 2012 Affiliate Company	-	-
Second 2012 Affiliate Company	-	28,927,154
Total carrying value	15,548,648	42,030,976

2010 Affiliate Company

On December 31, 2010, the Group acquired a 20% equity interest in 2010 Affiliate Company. On May 16, 2012, the Group received an additional 1.8% equity interest, pursuant to a purchase price adjustment, for a total equity interest of 21.8%. In addition, the Company has an option to acquire the remaining equity interest of 2010 Affiliate Company in one or more option exercises on or before December 30, 2013. The option is not recognized in the consolidated balance sheets as it is not legally detachable, separately exercisable, and net settleable. The Group recognizes the share of net income in 2010 Affiliate Company on a one-month lag basis, as the financial statements of 2010 Affiliate Company are not available within a sufficient time period.

The carrying amount and share of net income of investment in 2010 Affiliate Company as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Balance at the beginning of the year	12,680,000	12,926,810

Share of net income in non-consolidated affiliate	249,810	180,012
Amortization of identifiable intangible assets, net of tax	(3,000)	(3,000)
Total booked value under equity method	246,810	177,012

Carrying value at the end of the year	12,926,810	13,103,822

2011 Affiliate Company

On April 27, 2011, the Group invested RMB3,500,000 to obtain a 35% equity interest in a newly established 2011 Affiliate Company. The Group recognized its share of net loss on the investment in 2011 Affiliate Company on a one quarter lag basis, as the financial statements of 2011 Affiliate Company were not available within a sufficient time period. On February 23, 2012, the Group disposed of the 35% equity interest in 2011 Affiliate Company for proceeds of RMB3,500,000 which represents the amount of the original investment and realized a gain on disposal of RMB1,309,883 recognized in "other income (expense)".

The carrying amount and share of net loss of investment in 2011 Affiliate Company as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Balance at the beginning of the year	-	2,621,838

Investment in non-consolidated affiliate	3,500,000	-
Disposal of investment in non-consolidated affiliate	-	(2,190,117)
Total investment in non-consolidated affiliate	3,500,000	(2,190,117)

Share of net loss in non-consolidated affiliate	(878,162)	(431,721)

Carrying value at the end of the year	2,621,838	-

First 2012 Affiliate Company

On February 9, 2012, the Group invested RMB5,600,000 to obtain a 30% equity interest in a newly-established First 2012 Affiliate Company. The Group recognizes the share of net loss of investment in First 2012 Affiliate Company on a one quarter lag basis, as the financial statements of 2012 Affiliate Company were not available within a sufficient time period. During the year ended December 31, 2012, when the decline in the value of the Group's investment in First 2012 Affiliate Company was determined to be other-than-temporary under ASC 323, the Group recorded an impairment loss of RMB4,812,242 for First 2012 Affiliate Company, which was included in "impairment loss on equity method investment" in the consolidated statements of comprehensive income.

The carrying amount and share of net loss of investment in First 2012 Affiliate Company as of December 31, 2012 were as follows:

December 31,
2012
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	5,600,000
Total investment in non-consolidated affiliate - cost	5,600,000

Share of net loss in non-consolidated affiliate	(787,758)
Impairment of investment in non-consolidated affiliate	(4,812,242)
Carrying value at the end of the year	-

Second 2012 Affiliate Company

On November 15, 2012 and December 14, 2012, the Group acquired 21% and 14% equity interest respectively in Second 2012 Affiliate Company for a total of 35% equity interest paid in cash for which RMB24,642,154 has been paid as of December 31, 2012 and a RMB4,285,000 payable recorded in "accrued expenses and other current liabilities" in the consolidated balance sheets. The Group recognizes its share of net income of investment in Second 2012 Affiliate Company on a one-quarter lag basis, as the financial statements of 2012 Affiliate Company were not available within a sufficient time period.

The carrying amount and share of net income for investment in Second 2012 Affiliate Company as of December 31, 2012 were as follows:

December 31,
2012
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	28,927,154
Share of net income in non-consolidated affiliate	-
Carrying value at the end of the year	28,927,154

In performing the purchase price allocation for acquiring a 35% interest in Second 2012 Affiliate Company in 2012, the Group considered, among other factors, analyses of historical financial performance and estimates of future performance of Second 2012 Affiliate Company's business. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent appraisal report and experience with similar assets and liabilities.

The purchase price of Second 2012 Affiliate Company was allocated as follows:

Fair value
RMB
Fair value of net assets acquired	752,396
Identifiable intangible assets	10,180,016
Deferred tax liabilities arising from the acquisition	(2,545,004)
Goodwill	20,539,746
Total purchase price	28,927,154

Identifiable intangible assets acquired were as follows:

	Fair value
	RMB	Useful lives
Trade name	10,180,016	Indefinite

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS

(7) GOODWILL AND INTANGIBLE ASSETS

The following table presents changes in goodwill:

	December 31,
	2011	2012
Goodwill at the beginning of the year	61,060,783	61,060,783
Addition due to acquisition	-	16,721,334
Goodwill at the end of the year	61,060,783	77,782,117

No impairment charge for goodwill was recorded for the years ended December 31, 2010, 2011 and 2012.

Intangible assets consisted of the following:

	December 31,
	2011	2012
Intangible assets with indefinite lives	3,600,000	1,740,000
Intangible assets with definite lives, net	1,708,267	12,972,153
Total intangible assets, net	5,308,267	14,712,153

The Group's intangible assets with indefinite lives related to trade names acquired in the acquisitions of Yuanfang and Sunny China during the year ended December 31, 2010. During the year ended December 31, 2012, the Group recorded an impairment charge of RMB1,860,000 for the carrying value of the Yuanfang trade name as its carrying amount exceeded its fair value, which was included in "charges related to property and equipment and intangible assets". No impairment charges for intangible assets with indefinite lives were recorded for the years ended December 31, 2010 and 2011.

Intangible assets with indefinite lives from acquisitions consisted of the following:

	December 31,
	2011	2012
Trade names	3,600,000	3,600,000
Less: charges related to intangible assets	-	(1,860,000)
Total intangible assets with indefinite lives, net	3,600,000	1,740,000

The Group's intangible assets with definite lives related to customer lists, trade names and internet domain names acquired in the acquisitions of Yuanfang, Sunny China and two train travel information sites during the year ended December 31, 2010 and Holsun during the year ended December 31, 2012, as well as internet domain names purchased during the year ended December 31, 2012.

Intangible assets with definite lives from acquisitions consisted of the following:

	December 31,
	2011	2012
Customer lists	6,291,240	10,191,240
Trade names	120,000	6,070,000
Copyrights	192,000	192,000
Internet domain names	1,056,000	3,903,650
Less: accumulated amortization	(5,950,973)	(7,007,170)
charges related to intangible assets	-	(377,567)
Total intangible assets with definite lives, net	1,708,267	12,972,153
Useful lives of intangible assets with definite lives, in years	5	3-5

During the year ended December 31, 2012, the Group recorded impairment charges of RMB377,567, which were included in "charges related to property and equipment and intangible assets". No impairment charges for intangible assets with definite lives were recorded for the years ended December 31, 2010 and 2011.

Amortization expense was RMB642,453, RMB547,200 and RMB1,056,197 for the years ended December 31, 2010, 2011 and 2012, respectively. The annual estimated amortization expense of the acquired intangible assets for each of the next five years is as follows:

Amortization
2013	3,703,930
2014	3,663,396
2015	3,446,797
2016	1,349,530
2017	808,500
Total	12,972,153

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(8) ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Accrued payroll and welfare	20,056,636	26,410,878
Accrued loyalty point program expenses	13,261,223	17,440,601
Accrued commission to third-party distribution partners	7,911,693	10,650,853
Accrued advertisement expense	1,662,040	8,957,787
Tax-related payables	4,014,812	4,014,812
Other accrued expenses	13,702,496	18,356,333
Other payables	10,385,062	10,162,939
Advances and deposits from customers	29,981,078	21,815,833
Business and other taxes	3,948,394	7,326,445
Payable to former shareholders	1,999,427	1,994,540
Payable for investment in non-consolidated affiliates	-	2,856,000
Accrued purchase consideration	-	13,300,000
Contingent purchase consideration	-	6,900,334
eCoupon program virtual cash liability	20,880,306	48,783,511
Total accrued expenses and other current liabilities	127,803,167	198,970,866

In April 2006, the Group received US$3,334,151 of released escrow funds on behalf of former selling shareholders in relation to the sale of the Company's shares held by Billable Development Ltd., Guiying Wang and Yijie Wang to Expedia Asia Pacific in 2004. After the deduction of certain fees and expenses, the Group paid US$71,206 to Yijie Wang in 2009, US$2,687,754 to Billable Development Ltd. in 2010 and US$74,336 to Guiying Wang in 2010. As of December 31, 2011 and 2012, the amounts payable to these former shareholders were RMB1,999,427 and RMB1,994,540 (originally US$318,415), respectively, with the fluctuation due to the changes in the RMB to U.S. dollar exchange rate.

The advances and deposits from customers as at December 31, 2011 and 2012 was primarily prepayment by customers for the purchase of the hotel groupbuy products.

The increase in the eCoupon program virtual cash liability as at December 31, 2012 was primarily due to additional reserves for our customers after the significant expansion in the size of our eCoupon program during the year ended December 31, 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

(9) INCOME TAXES

The Company, its subsidiaries and consolidated VIEs file separate income tax returns.

Cayman

Under the current laws of Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, no Cayman Islands withholding tax is imposed upon any payments of dividends.

China

In 2007, the PRC enacted a new Corporate Income Tax ("CIT") Law and promulgated related regulations, effective from January 1, 2008, which impose a unified income tax rate of 25% for both domestic and foreign invested enterprises. Enterprises qualified as "High New Technology Enterprises ("HNTE")" enjoy a preferential CIT rate of 15%. eLong Information and Beijing eLong Information Technology Co., Ltd. ("Beijing Information"), a VIE, have each been certified as a HNTE and enjoyed a reduced CIT rate of 15% for fiscal years 2008, 2009 and 2010.

In 2011, Beijing Information no longer qualified for HNTE certification, and thus was taxed at the unified income tax rate of 25% for 2011 and thereafter. In 2011, eLong Information renewed its HNTE status and Beijing Xici Interactive Information Technology Co. Ltd ("Beijing Xici") received HNTE certification. Both of these companies enjoyed the reduced CIT rate of 15% in 2011 and 2012, and should continue to enjoy the reduced CIT rate of 15% in 2013 if they qualify.

Three Shenzhen branches of the Group were entitled to a transitional preferential tax rate of 24% for fiscal year 2011 based on Regulations on Special Economic Zones in Guangdong Province. From 2012, the three Shenzhen branches of the Group applied a unified income tax rate of 25%.

The CIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC. The 10% withholding tax rate can be reduced based on the tax arrangement or tax treaties between China and other jurisdictions. Undistributed earnings generated before January 1, 2008 are exempted from withholding tax when such earnings are distributed to the foreign investor in 2008 or thereafter. The Group's foreign invested subsidiaries and its VIEs are permanently reinvesting their earnings and, as such, under ASC subtopic 740-30, Income Taxes: Other Considerations or Special Areas, the Company has not recorded deferred tax liabilities on the outside basis in its foreign invested subsidiaries and VIEs. The cumulative amount of the temporary differences related to investments in foreign subsidiaries and VIEs was RMB118 million and RMB109 million as at December 31, 2011 and 2012, respectively. It is not practicable for the Group to estimate the amount of unrecognized deferred tax liabilities.

Under the CIT Law, a company incorporated outside of the PRC, but having effective management in the PRC will be considered a PRC tax resident and will be subject to PRC CIT on its worldwide income. The Implementation Regulations of the new CIT Law further define effective management as the "substantive comprehensive management and control of the production, business, personnel, finance and assets of a company". As of December 31, 2012, Expedia, Inc., through Expedia Asia-Pacific, controls approximately 83% of the voting power of the Company. Accordingly, Expedia generally is able to exercise control over all matters requiring approval by our Board of Directors or our shareholders. If the PRC tax authorities treat eLong, Inc. as a PRC tax resident, the Company would be subject to PRC CIT on its worldwide income and such determination may have retroactive effect.

The Group's consolidated income/(loss) before income tax expenses/(benefit) consisted of:

	For the year ended December 31,
	2010	2011	2012
Cayman	(39,345,451)	(30,010,398)	8,452,012
China	66,866,024	80,657,817	(18,142,299)
Total	27,520,573	50,647,419	(9,690,287)

Income tax expense/(benefit) attributable to income/(loss) from operations consisted of:

	For the year ended December 31,
	2010	2011	2012
Current	13,968,847	16,173,522	17,461,835
Deferred	(7,076,682)	(5,427,774)	(33,478,109)
Total	6,892,165	10,745,748	(16,016,274)

The significant components of deferred income tax benefit attributable to income/(loss) from operations for the years ended December 31, 2010, 2011 and 2012 were as follows:

	For the year ended December 31,
	2010	2011	2012
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)	(2,574,290)	(5,180,693)	(33,558,246)
Increase/(decrease) in the valuation allowance for deferred tax assets	(4,502,392)	(247,081)	80,137
Deferred income tax benefit	(7,076,682)	(5,427,774)	(33,478,109)

Income tax expense/(benefit) differed from the amounts computed by applying the PRC enterprise income tax rate of 25% for 2010, 2011 and 2012 to pretax income/(loss) from operations as a result of the following:

	For the year ended December 31,
	2010	2011	2012
Computed expected tax expense/(benefit) at PRC statutory rates	6,880,143	12,661,855	(2,422,822)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	(4,502,392)	(247,081)	80,137
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	(104,396)	264,341	(11,564,098)
Expired net operating loss carry forwards	1,030,521	135,631	49,255
Effect of differing tax rates in different jurisdictions inside PRC	(6,397,170)	(8,355,753)	1,274,237
Effect of differing tax rates in jurisdictions outside PRC	9,837,757	7,508,369	(2,067,506)
Prior year tax return true up	55,634	(1,802,466)	(1,810,759)
Non deductible entertainment expenses	113,613	137,064	170,020
Non deductible allowance for doubtful accounts	73,374	397,702	294,435
Others	(94,919)	46,086	(19,173)
Income tax expense/(benefit)	6,892,165	10,745,748	(16,016,274)

The significant increase of adjustment to deferred tax assets and liabilities for changes in enacted tax rates during the year ended December 31, 2012 was primarily due to the valuation of certain non-current deferred tax assets related to eLong Information. eLong Information enjoys a reduced CIT rate of 15% which will expire on December 31, 2013. Prior to approval of eLong Information's reapplication for HNTE certification for the period beyond 2013, eLong Information values the non-current deferred tax assets using the unified income tax rate of 25%, rather than the reduced CIT rate of 15%. This income tax benefit may be reversed in a future period depending upon the outcome of eLong Information's reapplication for HNTE certification.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's 2007 to 2012 tax returns remain subject to examination by PRC tax authorities, which may be conducted at any time, and the results of which are unpredictable due to the broad discretion of PRC tax authorities. The Group did not have any unrecognized tax benefits for the year ended December 31, 2012. No interest or penalty related to unrecognized uncertain tax positions was recorded in the 2010, 2011 and 2012 consolidated financial statements.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

Deferred tax assets, current

	December 31,
	2011	2012
Deferred tax assets, current:
eCoupon program virtual cash liability	3,611,012	8,564,159
Accrued expenses	4,909,726	6,798,900
Advertising and promotional fee	2,780,768	-
Total gross deferred tax assets, current	11,301,506	15,363,059
Less: valuation allowance	(38,837)	(20,694)
Net deferred tax assets, current	11,262,669	15,342,365

Deferred tax assets, non-current

	December 31,
	2011	2012
Deferred tax assets, non-current:
Operating loss carryforwards	2,396,878	3,432,589
Property and equipment	176,508	251,204
Advertising and promotional fee	-	27,936,088
Total gross deferred tax assets, non-current	2,573,386	31,619,881
Less: valuation allowance	(484,381)	(582,661)
Net deferred tax assets, non-current	2,089,005	31,037,220
Deferred tax liabilities, non-current:
Software capitalization	490,789	40,591
Total deferred tax liabilities, non-current (included in "other liabilities")	490,789	40,591

The beginning of the year valuation allowance is adjusted for changes in circumstances that cause a reassessment in judgment of the realizability of deferred tax assets in future years. The decrease of valuation allowance was RMB3,680,149 for the year ended December 31, 2010, primarily due to the profitable position of eLong Information in 2010. There was no change of the beginning of the year valuation allowance for the years ended December 31, 2011 and 2012.

The gross amount of operating loss carryforwards which will expire between 2013 and 2017 are as follows: RMB285,867 in 2013, RMB753,895 in 2014, RMB561,302 in 2015, RMB6,847,027 in 2016 and RMB5,282,264 in 2017.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, management has provided valuation allowances of RMB523,218 and RMB603,355 as at December 31, 2011 and 2012, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

(10) COMMITMENTS AND CONTINGENCIES

Commitments

The Group has several operating leases, primarily for offices and employee dormitories. Payments under operating leases, including periodic rent escalation and rent holidays, are charged as expenses on a straight-line basis over the lease term.

In 2012, with the establishment of the Group's second call center in Hefei, the Group's subsidiary, eLong Information Technology (Hefei) Co., Ltd. ("eLong Hefei") signed ten year lease agreements with the owner of the call center building. The lease agreements were effective from June 2012 through June 2022 and the rent is free in the first two years, RMB1,905,734 in each of the next two years, RMB2,477,455 each year from the fifth to the seventh year and RMB2,858,602 each year from the eighth to the tenth year. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including the free rental period. The lease agreements do not contain renewal terms.

Future minimum lease payments under operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2012 are:

Minimum lease payments
2013	14,551,315
2014	12,243,893
2015	10,713,252
2016	2,215,416
2017	2,477,455
2018 and thereafter	12,188,760
Total	54,390,091

Rental expenses incurred under operating leases for the years ended December 31, 2010, 2011 and 2012 amounted to RMB12,465,520, RMB14,006,416 and RMB18,941,363, respectively.

Guarantee

In connection with our air ticket service business, Beijing eLong Air Services Co., Ltd. ("Beijing Air"), a VIE, is required by the Civil Air Transport Association and the International Air Transport Association to provide guarantees for air tickets issued by various airlines. Beijing Air entered into a series of guarantee arrangements with a third party company in the PRC (the "Guarantor"), under which the Guarantor guarantees the payment obligation for the air tickets issued by various airlines, and as a condition thereto, (i) Beijing Air deposited approximately RMB25 million in the Guarantor's account, which was recorded in "other non-current assets" in the consolidated balance sheets; (ii) eLong Information set aside RMB60 million in an escrow bank account, which was included in "restricted cash" in the consolidated balance sheets; and (iii) Beijing Information and Beijing Asiamedia Interactive Advertising Co., Ltd., as shareholders of Beijing Air, also provided counter-guarantees to the Guarantor. As of December 31, 2011 and 2012, the amount under these guarantee arrangements was approximately RMB107 million. Based on historical experience and information currently available, the Group does not believe that it is probable that the Group will be required to pay any amount under these guarantee arrangements. Therefore, the Group has not recorded any liability in connection with these guarantee arrangements.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

(11) SHARE-BASED COMPENSATION

Stock options

In April 2001, the Company adopted a stock option plan (the "2001 Plan") pursuant to which the Company may grant stock options to selected directors, officers, key employees and consultants of the Group. The 2001 Plan authorizes the Company to grant options to purchase up to 4,000,000 ordinary shares. On August 26, 2003, the Company increased the number of ordinary shares authorized to be issued under the 2001 Plan to 5,500,000.

In July 2004, the Company adopted a stock and annual incentive plan (the "2004 Plan") that allows the Company to grant stock options, stock appreciation rights, restricted stock or performance units to officers, employees, directors or consultants of the Group up to a maximum of 4,000,000 ordinary shares. On December 13, 2006, the Company amended the 2004 Plan to allow grant of performance units to non-employees under the 2004 Plan.

In May 2009, the Company adopted a stock and annual incentive plan (the "2009 Plan") that allows the Company to grant stock options, stock appreciation rights, restricted stock or performance units to officers, employees, directors or consultants of the Group up to an aggregate of 3,000,000 ordinary shares. On December 30, 2009, the 2009 Plan was amended to allow equity grants to members of the Company's Board of Directors. On March 17, 2011, the Company amended the 2009 Plan to increase the maximum number of ordinary shares authorized to be issued to 6,000,000, and on April 24, 2012, the Company amended the 2009 Plan to increase the maximum number of ordinary shares authorized to be issued to 12,000,000.

Options granted under the 2001 Plan expire in ten years and options granted under the 2004 Plan expire in five or ten years, and generally vest and become exercisable ratably over three to five years from the date of grant.

Options granted under the 2009 Plan generally expire in five or six years and vest and become exercisable over three to five years from the date of grant.

Assumptions used to determine the fair value of stock options granted during 2010, 2011 and 2012 are summarized in the following table:

	For the year ended December 31,
	2010		2011		2012
Weighted average grant date fair value per share	US$	2.20	US$	2.38	US$	3.17
Expected volatility		49%		52%		61%
Expected dividends		-		-		-
Expected life		2.92 years		2.71 years		2.62 years
Risk-free interest rate (per annum)		1.15%		0.93%		0.34%

The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB4,335,267, RMB10,069,531 and RMB15,790,217 (US$2,534,505), respectively.

A summary of stock option activity under the 2001 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	24,852	US$	1.53
Exercised	(2,116)	US$	1.53
Outstanding at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134
Vested at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134
Exercisable at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134

A summary of stock option activity under the 2004 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	706,922	US$	7.08
Exercised	(41,480)	US$	5.18
Forfeited	(19,358)	US$	5.59
Cancelled	(302,762)	US$	8.82
Outstanding at December 31, 2012	343,322	US$	5.86	4.67 years	US$	679
Vested and expected to vest at December 31, 2012	325,150	US$	5.73	4.54 years	US$	673
Exercisable at December 31, 2012	232,703	US$	4.59	3.37 years	US$	661

A summary of stock options activity under the 2009 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	3,657,749	US$	6.14
Granted	1,489,662	US$	8.30
Exercised	(462,986)	US$	4.37
Forfeited	(531,404)	US$	7.09
Cancelled	(1,158,984)	US$	7.42
Expired	(31,003)	US$	6.81
Outstanding at December 31, 2012	2,963,034	US$	6.82	3.18 years	US$	2,824
Vested and expected to vest at December 31, 2012	2,549,813	US$	6.75	3.15 years	US$	2,584
Exercisable at December 31, 2012	672,967	US$	4.80	1.97 years	US$	1,761

In December 2012, the Company enacted a voluntary program which allowed certain employees to exchange certain stock options which were previously vested or expected to vest in 2012, 2013 or 2014, for a lesser number of new performance units at a ratio of 1 stock option to 0.8 performance units. The 302,762 cancelled stock options under the 2004 Plan and the 1,158,984 cancelled stock options under the 2009 Plan for the year ended December 31, 2012 were related to employees who exchanged their stock options for new performance units under this program.

The aggregated intrinsic value of stock options outstanding and exercisable at December 31, 2012 was calculated based on the closing price of the Company's ordinary shares on December 31, 2012 of US$14.83 per ADS (equivalent to US$7.415 per ordinary share). The total intrinsic value of stock options exercised during the years ended December 31, 2010, 2011 and 2012 was US$8.2 million, US$15.3 million and US$1.6 million, respectively.

As of December 31, 2012, there was a total of RMB70,657,237 unrecognized compensation cost related to unvested stock options to be recognized over a weighted-average remaining vesting period of 2.66 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Expedia Options

On August 4, 2004, the Company issued to Expedia Asia Pacific an option to purchase 711,429 ordinary shares at an exercise price of US$5.25 per share. The option mirrors the terms and conditions of a grant made in July 2004 to certain of the Company's employees and officers, and is exercisable each time any such officer or employee exercises any of the July 2004 granted options. In 2011 and 2012, Expedia Asia Pacific exercised options to purchase 144,107 and Nil ordinary shares, respectively. As of December 31, 2012, 707,143 of the options had been exercised, forfeited or expired as a result of the exercise, forfeiture or expiration of the options of the relevant eLong employees. As of December 31, 2012, Expedia Asia Pacific held an option to purchase up to 4,286 ordinary shares.

The following table presents a summary of the Company's stock options (excluding the options granted to Expedia Asia Pacific) outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 0.10 - $ 2.00	22,736	$1.53	1.00	22,736	$1.53
$ 2.01 - $ 4.00	349,342	$3.24	1.72	349,342	$3.24
$ 4.01 - $ 6.00	757,848	$5.54	2.50	455,103	$5.43
$ 6.01 - $ 8.00	1,207,328	$6.92	3.36	98,459	$6.79
$ 8.01 - $10.00	960,900	$8.54	4.55	1,332	$9.11
$10.01 - $12.00	30,938	$10.91	3.54	1,434	$10.46
Total	3,329,092	$6.68	3.32	928,406	$4.67

Performance Units

Performance units are rights to receive the Company's ordinary shares, or in the case of grants to the Company's non-employee directors, a cash award linked to the Company's ordinary share value. Performance units generally vest ratably over a two- to five-year period, or over a three-year period in the case of grants to the Company's non-employee directors, are not entitled to dividends or voting rights, and are converted to ordinary shares upon vesting on a one-for-one basis. For performance units settled in cash, the cash amount is set at the equivalent of the fair market value of the number of the Company's ordinary shares that the grantee would have received on a particular vesting date had the grant been settled in shares.

The cost of the performance unit awards is determined using the fair value (determined based on the fair market value of the Company's ordinary shares on the trading date immediately preceding the grant date for awards under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately preceding trading date, for awards under the 2009 Plan), net of expected forfeitures. Compensation cost for the performance units issued in ordinary shares is recognized on a straight-line basis over the vesting term.

As of December 31, 2011 and 2012, the balance for the cash settled performance units of RMB1,004,262 and RMB892,697, respectively, has been included in "accrued expenses and other current liabilities" and is revalued every reporting period with changes in fair value recorded as share-based compensation cost.

A summary of equity-settled performance units activity under the 2004 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2011	342,322	US$	4.01
Settled	(168,634)	US$	4.12
Forfeited	(30,092)	US$	4.08
Balance at December 31, 2012	143,596	US$	3.86
Vested and expected to vest at December 31, 2012	100,329	US$	3.84

A summary of equity-settled performance units activity under the 2009 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2011	112,144	US$	10.23
Granted	1,848,210	US$	7.88
Settled	(26,532)	US$	10.27
Forfeited	(49,054)	US$	8.56
Balance at December 31, 2012	1,884,768	US$	7.96
Vested and expected to vest at December 31, 2012	1,551,431	US$	7.96

In December 2012, the Company enacted a voluntary program which allowed certain employees to exchange certain stock options which were previously vested or expected to vest in 2012, 2013 or 2014, for a lesser number of new performance units at a ratio of 1 stock option to 0.8 performance units. In 2012, 1,169,406 of the 1,848,210 performance units granted under the 2009 Plan were granted to employees under this program. The Company expects to recognize incremental share-based compensation cost of approximately RMB24,302,043 over the vesting period of two years for the performance units.

The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB6,072,534, RMB8,714,416 and RMB6,830,623, respectively.

A summary of cash-settled performance units activity under the 2004 Plan for the year ended December 31, 2012 was as follows:

Number of Ordinary Shares
Balance at December 31, 2011	56,686
Granted	20,406
Settled	(20,097)
Balance at December 31, 2012	56,995

Nil, RMB1,149,517 and RMB948,780 was paid to settle the cash-settled performance units for the years ended December 31, 2010, 2011, and 2012, respectively.

Share-based compensation expense for the years ended December 31, 2010, 2011 and 2012 was included in the following expenses as follows:

	For the year ended December 31,
	2010	2011	2012
Cost of services	1,192,063	1,374,392	1,932,101
Service development	6,533,851	7,625,962	11,459,551
Sales and marketing	3,394,531	3,619,997	4,322,004
General and administrative	7,423,123	9,302,013	12,234,867
Total	18,543,568	21,922,364	29,948,523

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES [Abstract]
ORDINARY SHARES

(12) ORDINARY SHARES

Ordinary Shares

During the years ended December 31, 2010, 2011 and 2012, the Company issued 1,917,894, 2,783,209 and 701,748 ordinary shares to stock option and performance units holders for an aggregate exercise price of RMB13,410,596 (originally US$2,031,908), RMB34,682,960 (originally US$5,379,723) and RMB14,181,963 (originally US$2,241,138), respectively.

To facilitate the employee stock option exercise and performance unit issuance process, the Company issues depositary shares to its brokers. These shares are not considered outstanding until issued to employees as a result of the exercise of stock options. As of December 31, 2010, 2011 and 2012, 3,730 depositary shares were issued to brokers and not to the shareholders.

As of December 31, 2012, Expedia Asia Pacific holds 17,286,657 of the Company's ordinary shares and TCH Sapphire Limited holds 6,031,500 of the Company's ordinary shares.

High-Vote Ordinary Shares

In addition to holding 17,286,657 of the Company's ordinary shares, Expedia Asia Pacific also holds 28,550,704 high-vote ordinary shares, which as of December 31, 2011 and 2012, constituted 85% of the Company's outstanding high-vote ordinary shares. This resulted in Expedia Asia Pacific controlling approximately 83% of the aggregate voting power of all shares of the Company's voting stock as of December 31, 2011 and 2012. Expedia Asia Pacific has the ability to control the composition of the Company's Board of Directors, including the ability to nominate new or replacement directors and vote their shares to elect them and the right to vote their shares to remove members of the Board of Directors.

In addition to holding 6,031,500 of the Company's ordinary shares, TCH Sapphire Limited holds 5,038,500 high-vote ordinary shares as of December 31, 2011 and 2012, constituting 15% of the Company's outstanding high-vote ordinary shares. This resulted in TCH Sapphire Limited controlling approximately 15% of the voting power of all shares of the Company's voting stock as of December 31, 2011 and 2012. TCH Sapphire Limited is the second largest shareholder of the Company. Under the Investor Rights Agreement among the Company, Expedia Asia Pacific and TCH Sapphire Limited, the high-vote ordinary shares held by TCH Sapphire Limited will be redesignated as ordinary shares prior to any transfer to a third party unaffiliated with Tencent.

Ordinary and high-vote ordinary shares vote together as a single class on all mattes submitted to shareholder vote, and the rights of the ordinary shares and high-vote ordinary shares are the same, except that each high-vote ordinary share is entitled to 15 votes, whereas each ordinary share is entitled to one vote.

Treasury stock

During the years ended December 31, 2010 and 2011, the Company did not repurchase any ADSs. During the year ended December 31, 2012, the Company repurchased 158,233 ADSs. During the years ended December 31, 2010, 2011 and 2012, the Company issued 140,036, 399,586 and 350,874, respectively, of repurchased ADSs in connection with exercises of stock options and performance units.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE [Abstract]
NET INCOME PER SHARE

(13) NET INCOME PER SHARE

Potentially dilutive securities that could dilute basic net income per share include stock options and performance units granted to employees, directors and non-employees and stock warrants granted to non-employees.

Basic and diluted net income per share has been calculated as follows:

	For the year ended December 31,
	2010	2011	2012
Net income	20,628,408	39,270,319	471,278
Denominator for basic net income per share:
Weighted average number of shares outstanding	48,377,733	60,455,723	68,833,132
Dilutive effect of stock options	2,753,096	1,528,097	478,827
Dilutive effect of performance units	524,319	314,211	130,579
Dilutive effect of warrants	108	110	42
Denominator for diluted net income per share:	51,655,256	62,298,141	69,442,580
Basic net income per share	0.43	0.65	0.01
Diluted net income per share	0.40	0.63	0.01

RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2012
RISKS AND CONCENTRATION [Abstract]
RISKS AND CONCENTRATION

(14) RISKS AND CONCENTRATION

Credit and concentration risks

The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, and accounts receivable represent the Group's maximum exposure to credit risk in relation to financial assets. As of December 31, 2011 and 2012, substantially all of the Group's cash and cash equivalents, restricted cash and short-term investments were held in banks located in the PRC, Hong Kong Special Administrative Region and the Macau Special Administrative Region. Accounts receivable are typically unsecured and denominated in RMB, and are derived from revenues earned from operations arising in the PRC. The Group performs ongoing credit evaluations of its customers' financial condition and generally does not require collateral on accounts receivable. The Group maintains an allowance for doubtful accounts and actual losses have been within management's expectations.

The Group has a diversified base of customers. No individual customer contributed more than 10% of total revenues for the years ended December 31, 2010, 2011 and 2012. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2011 and 2012.

The Group has significant reliance on the Travelsky GDS system for the air business, the Baidu search engine for online search engine marketing for the hotel business, large airlines and hotel chains to supply the Group with air ticket and hotel inventory for redistribution to the Group's customers, telecommunications, internet infrastructure and utility service providers which if disruptive could have significant impact to the Group's businesses. The Group does not have concentrations of available sources of labor, services, franchises, licenses or other rights that could, if suddenly eliminated, severely impact its operations.

Business and economic risks

The Group's business is subject to certain risks and concentrations including risks relating to the condition of the economy, outbreak of disease or the occurrence of natural or man-made disasters, dependence on relationships with travel suppliers, primarily hotels and airlines, dependence on third-party technology, internet service, utility services and telecommunications providers, exposure to risks associated with online commerce security, data privacy and credit card fraud.

The Group conducts substantially all of its operations in the PRC and accordingly is subject to special considerations and significant risks not typically associated with companies operating in the United States. These include risks associated with, among others, the social, political, economic and legal environment in the PRC, and competition in the travel industry.

Business disruption and disaster risks

The Group maintains call center facilities in Beijing and Hefei. Substantially all of the Group's computer and communications systems are located in Beijing and Hefei, and therefore vulnerable to damage or interruption from man-made or natural causes. The Group does not carry business interruption insurance to compensate for any such losses that may occur. Any business disruption or disaster may result in substantial costs and diversion of resources, which may have a material adverse effect on the Group's operations and results.

Foreign exchange risk

The value of the Renminbi against the U.S. dollar and other currencies fluctuates and is affected by, among other things, changes in political and economic conditions in China and the United States. The conversion of RMB into foreign currencies, including U.S. dollars, is based on rates set by the People's Bank of China or commercial banks in Hong Kong Special Administrative Region. Currently, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. In the future, the PRC government may adopt a more flexible currency policy, which could result in increased exchange rate volatility and a significant appreciation or depreciation of the RMB against the U.S. dollar.

Substantially all of the Group's revenue-generating operations are transacted in Renminbi. If the Renminbi appreciates, the Group will record foreign exchange losses on United States dollar-denominated assets. In addition, any changes in the value of the Renminbi may materially and adversely affect the value in foreign currency terms of our ADSs.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

(15) SEGMENT INFORMATION

The Group operates Hotel and Air segments. All of the Group's long-lived assets are located in the PRC. These reportable segments are business units that offer different services that are managed separately because each requires different service provision and marketing strategies.

The Hotel segment provides hotel reservation services to customers and the Air segment provides air ticket booking services to customers. Other segment provides internet-related advertising services and other travel services such as travel insurance.

The Group determines its segments based on how the Group's chief operating decision maker manages the Group's business, allocates the resources, makes operating decisions and evaluates operating performance. The Group allocates settlement processing function charges to Hotel and Air segments and also the share-based compensation from the Other segment to Corporate to determine the segment profit or loss. A summary of the results of the reportable segments is as follows:

	For the year ended December 31, 2012
	Hotel	Air	Other	Corporate	Total
Revenues	608,318,596	123,754,276	65,136,131	-	797,209,003
Business tax, VAT and surcharges	(34,065,841)	(6,930,239)	(11,968,659)	-	(52,964,739)
Cost of services *	(125,366,740)	(63,938,936)	(13,085,456)	(1,932,101)	(204,323,233)
Service development *	(55,063,247)	(5,887,607)	(16,805,745)	(49,711,066)	(127,467,665)
Unallocated operating expenses:
Sales and marketing	-	-	-	(412,343,366)	(412,343,366)
General and administrative	(7,293,870)	(4,655,934)	(322,433)	(50,695,638)	(62,967,875)
Amortization of intangible assets	-	-	-	(1,056,197)	(1,056,197)
Charges related to property and equipment and intangible assets	-	-	-	(2,237,567)	(2,237,567)
Income/(loss) from operations	386,528,898	42,341,560	22,953,838	(517,975,935)	(66,151,639)
Total other income	-	-	-	56,461,352	56,461,352
Income /(loss) from operations before income tax expense /(benefit)	386,528,898	42,341,560	22,953,838	(461,514,583)	(9,690,287)

*	Depreciation expense of RMB16,640,301 and RMB3,200,608 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

	For the year ended December 31, 2011
	Hotel	Air	Other	Corporate	Total
Revenues	447,876,567	125,094,628	52,027,719	-	624,998,914
Business tax and surcharges	(24,633,211)	(6,880,205)	(7,308,516)	-	(38,821,932)
Cost of services *	(84,039,659)	(60,595,087)	(8,855,068)	(1,374,392)	(154,864,206)
Service development *	(33,630,403)	(7,543,224)	(13,899,801)	(42,023,393)	(97,096,821)
Unallocated operating expenses:
Sales and marketing	-	-	-	(230,945,011)	(230,945,011)
General and administrative	(5,999,791)	(4,366,354)	(103,494)	(42,769,472)	(53,239,111)
Amortization of intangibles	-	-	-	(547,200)	(547,200)
Charges related to property and equipment	-	-	-	(152,412)	(152,412)
Income/(loss) from operations	299,573,503	45,709,758	21,860,840	(317,811,880)	49,332,221
Total other income	-	-	-	1,315,198	1,315,198
Income/(loss) from operations before income taxes	299,573,503	45,709,758	21,860,840	(316,496,682)	50,647,419

*	Depreciation expense of RMB10,216,747 and RMB3,052,706 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

	For the year ended December 31, 2010
	Hotel	Air	Other	Corporate	Total
Revenues	346,448,868	123,092,052	42,477,663	-	512,018,583
Business tax and surcharges	(17,447,565)	(6,770,063)	(5,884,319)	-	(30,101,947)
Cost of services *	(59,774,578)	(65,686,554)	(10,236,598)	(1,192,063)	(136,889,793)
Service development *	(24,104,919)	(7,486,971)	(12,053,536)	(36,400,412)	(80,045,838)
Unallocated operating expenses:
Sales and marketing	-	-	-	(167,322,622)	(167,322,622)
General and administrative	(2,704,069)	(5,816,013)	-	(41,424,914)	(49,944,996)
Amortization of intangibles	-	-	-	(642,453)	(642,453)
Income/(loss) from operations	242,417,737	37,332,451	14,303,210	(246,982,464)	47,070,934
Total other expenses	-	-	-	(19,550,361)	(19,550,361)
Income/(loss) from operations before income taxes	242,417,737	37,332,451	14,303,210	(266,532,825)	27,520,573

*	Depreciation expense of RMB7,392,731 and RMB3,353,680 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

(16) RELATED PARTY TRANSACTIONS

The principal related party transactions for the years ended December 31, 2010, 2011 and 2012 were as follows:

a) Commercial agreements with Expedia

a1) In August, 2004, the Group entered into a transaction agreement (the "Transaction Agreement") with Expedia Asia-Pacific and certain Expedia affiliates in connection with the initial investment by Expedia Asia-Pacific in eLong, which gave Expedia Asia-Pacific and its ultimate parent company, Expedia, ownership of the majority of the Company outstanding shares and voting control of the Company. The Transaction Agreement also included a non-competition covenant which was amended and restated in Collaboration Agreement discussed below.

a2) In April 2006, the Group entered into an agreement with Expedia to sell Expedia's international hotel inventory. RMB1,368,826 was charged by Expedia in 2010. The balance due to Expedia was Nil as of December 31, 2010. This agreement was terminated in January 2010.

a3) In November 2007, the Group entered into a Strategic Agreement with Egencia (Shanghai) Travel Service Co., Ltd. ("Egencia", formerly named Expedia Corporate Travel, LLC), an entity ultimately controlled by Expedia, Inc. The Group agreed to waive the non-compete covenant of the Transaction Agreement with respect to Egencia's business in China, and Egencia agreed to either use the Group as a fulfillment partner in China, or pay the Group a portion of Egencia China's air and hotel revenues as a waiver fee. In April 2009, the Group and Egencia entered into a Fulfillment Services Agreement which sets forth service levels and other details of the cooperation under the Strategic Agreement. RMB17,396, RMB47,154 and RMB44,358 of air and hotel revenues were recognized in 2010, 2011 and 2012. The balance due to Egencia was RMB551,593 and RMB710,919 as of December 31, 2011 and 2012, respectively. From September 2010, the Group started to issue air tickets to Egencia's China corporate travel customers with commission revenue share. RMB2,421, RMB97,378 and RMB198,631 of air ticketing revenue was recognized in 2010, 2011 and 2012. The balance due from Egencia for the issued air ticket prices was RMB5,063,125 and RMB5,215,706 as of December 31, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the Group also had a balance due to Egencia of RMB532,450 and Nil, respectively, which is a deposit paid by Egencia to the Group under this agreement. The Strategic Agreement was superseded by the September 2012 collaboration agreement between the Group and Expedia and certain Expedia affiliates (the "Collaboration Agreement").

a4) In December 2008, the Group entered into a Non-Compete Waiver as well as a Private Label Agreement and a Profit-Share Agreement with Hotels.com, L.P. ("Hotels.com"), an entity ultimately controlled by Expedia, Inc. Under these agreements, the Group waived the rights under the non-compete covenant of the Transaction Agreement with respect to the Hotels.com in China and the Group and Hotels.com agreed to cooperate to launch the Hotels.com website in Chinese. Under these agreements, the Group provides a private-label website and other support and fulfillment services, and the Group receives a portion of the revenue from PRC and international hotel bookings through the Hotels.com website in Chinese. RMB1,416,719, RMB3,648,431 and RMB5,326,181 profit share revenue was recognized in 2010, 2011 and 2012, respectively. The balance due from Hotels.com was RMB987,489 and Nil as of December 31, 2011 and 2012, respectively. In addition, the Group recognized RMB43,767, RMB228,579 and RMB314,866 hotel commission expense in 2010, 2011 and 2012 respectively and the balance due to Hotels.com was Nil as of December 31, 2011 and 2012, respectively. In September 2012, the Private Label Agreement and the Profit-Share Agreement were superseded by the Collaboration Agreement.

a5) In January 2010, the Group entered into an agreement with EAN.com, LP, an entity ultimately controlled by Expedia, Inc. The Group provides links from certain of its websites to websites created or maintained by EAN.com, LP for the Group's customers to book international travel products. EAN.com, LP pays commission to the Group for successful bookings. In September 2012, the payment and revenue share provisions were superseded by the Collaboration Agreement. RMB4,828,489, RMB10,112,820 and RMB26,127,688 of commission revenue was recognized in 2010, 2011 and 2012, respectively. The balance due from EAN.com, LP was RMB761,204 and RMB4,040,987 as of December 31, 2011 and 2012, respectively. From July 2012, the Group began accepting payment from customers for EAN.com, LP products and then transferring such payments to EAN.com, LP. The balance due to EAN.com, LP was Nil and RMB33,952,245 as of December 31, 2011 and 2012, respectively.

a6) In January 2011, the Group entered into an agreement with Expedia to share revenue from airlines' commissions and other advertisements. RMB407,474 and RMB394,003 of air commissions and other advertising revenue were recognized in 2011 and 2012, respectively. The balance due from Expedia was RMB224,131 and RMB236,001 as of December 31, 2011 and 2012, respectively.

a7) In September 2012, the Group entered into the Collaboration Agreement. The Collaboration Agreement provides for enhanced hotel inventory cooperation and best practice and knowledge sharing between the Group and Expedia. In addition, the agreement amends and restates the non-competition covenant of the transaction agreement, and Expedia paid the Group the amount of RMB44,414,300 (originally US$7,000,000) as the initial payment and Expedia shall also pay the Group a revenue share of Expedia's PRC revenue for all room nights booked through or sold by Expedia PRC booking channels excluding Egencia, Hotels.com, EAN.com, LP or AAE Travel Pte. Ltd. during the three-year period from October 1, 2012 through September 30, 2015 as a second payment. The Group straight-line amortized this US$7,000,000 over a three year period starting from October 1, 2012 in "other revenues" in the consolidated statements of comprehensive income. RMB3,701,192 of other revenues was recognized in 2012. The unamortized amount of the US$7,000,000 as of December 31, 2012 was RMB40,713,108.

b) Commercial agreements with TripAdvisor, Inc. ("TripAdvisor")

b1) In December 2011, Expedia completed the spin-off of TripAdvisor to Expedia stockholders and TripAdvisor is now a separately traded public company. Because Expedia, who controls the Group, and TripAdvisor are under the common control of controlling shareholder Barry Diller, TripAdvisor including its subsidiaries continues to be a related party of the Group.

b2) In April 2009, the Group and Expedia, Inc. entered into a Non-Compete Waiver pursuant to which the Group waived the non-compete covenant of the Transaction Agreement with respect to the business of TripAdvisor LLC, a subsidiary of Expedia, Inc. at that time, in China. In May 2009, the Group entered into a five-year cooperation agreement with Tuqu Net Information Technology (Beijing) Co., Ltd. ("TripAdvisor China") pursuant to which, in consideration of the April 2009 agreement between the Group and Expedia, Inc., the Group received discounted advertising rates for specific types of advertising on the TripAdvisor China website (http://www.daodao.com). RMB2,548,405, RMB5,901,772 and RMB3,422,325 of advertising expense, including advertising charged at discounted rates as well as other advertising charged at market rates, was recognized in 2010, 2011 and 2012, respectively. The balance due to TripAdvisor China was RMB175,380 and RMB201,337 as of December 31, 2011 and 2012, respectively.

b3) In June 2009, the Group entered into an agreement with Beijing Kuxun Technology Co., Ltd. and Beijing Kuxun Interactive Technology Co., Ltd. (collectively, "Kuxun") . The Group places its advertising on the Kuxun website (http://www.kuxun.cn) and pays advertising fees to Kuxun. In October 2009, TripAdvisor LLC. announced that it completed the acquisition of Kuxun. After this acquisition, RMB2,237,901, RMB5,812,043 and RMB5,175,662 of advertising expense was recognized in 2010, 2011 and 2012. The balance due to Kuxun was RMB354,949 and RMB631,545 as of December 31, 2011 and 2012, respectively.

b4) In January 2011, the Group entered into an agreement with Kuxun whereby the Group places Kuxun's advertising links on the Group's train travel information sites and receives advertising revenue from Kuxun. RMB650,020 and RMB339,669 of advertising revenue was recognized in 2011 and 2012, respectively. The balance due from Kuxun was RMB46,458 and RMB185,375 as of December 31, 2011 and 2012.

c) Commercial agreements with Tencent

c1) Before May 16, 2011, the Group had entered into an agreement with a Tencent affiliate which is a third party payment platform in China, whereby the Tencent affiliate collects cash from the Group's customers on behalf of the Group and remits to the Group net of a processing fee charge. RMB29,547 and RMB84,196 of processing fee charge was recognized in 2011 and 2012, respectively. The balance due from the Tencent affiliate was RMB1,205,734 and RMB8,024,273 as of December 31, 2011 and 2012.

c2) In July 2011, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotel inventory on a Tencent travel website and pays Tencent commissions based on a certain percentage of hotel commission revenue. Tencent offers its users cash rebates from booking hotel reservation transactions on its website. Pursuant to this agreement, the Group paid RMB1,500,000 and RMB5,000,000 to Tencent as a deposit as of December 31, 2011 and 2012, respectively. RMB1,783,766 and RMB9,167,909 commission expense was recognized in 2011 and 2012, respectively. The balance due to Tencent was RMB911,935 and RMB1,219,482 as of December 31, 2011 and 2012.

c3) In March 2012, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotels and air tickets on certain Tencent websites and pays Tencent commissions based on a certain percentage of hotel and air commission revenue. Tencent offers its users cash rebates from booking hotel reservation and air ticketing transactions on its websites. Pursuant to the agreement, the Group paid RMB200,000 to Tencent as a prepayment and RMB72,900 commission expenses was recognized in 2012. The balance due from Tencent was RMB127,100 as of December 31, 2012.

c4) In June 2012, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotel groupbuy inventory on certain Tencent websites and pays Tencent commissions based on a certain percentage of hotel groupbuy commission revenue. Tencent offers its users mobile phone recharge from booking hotel groupbuy reservation transactions on its websites. Pursuant to the agreement, the Group paid RMB300,000 to Tencent as a deposit and RMB340,625 commission expenses was recognized in 2012. The balance due to Tencent was RMB340,625 as of December 31, 2012.

d) Services provided by and to Expedia

d1) In 2010, 2011 and 2012, Expedia prepaid expenses of RMB2,589,702, RMB1,871,169 and RMB414,919 on behalf of the Group. The Group repaid RMB2,420,151, RMB2,220,193 and RMB202,531 to Expedia in 2010, 2011 and 2012, and the balance of RMB9,464 and RMB221,852 was unpaid as of December 31, 2011 and 2012, respectively.

d2) In 2012, the Group recorded RMB295,419 (2011 and 2010: Nil) in consulting fees for services provided by Expedia and the balance due to Expedia was RMB295,419 as of December 31, 2012.

d3) In 2010, 2011 and 2012, the Group prepaid certain expenses amounting to RMB409,891, RMB728,588 and RMB1,308,182, respectively, on behalf of Expedia. The Group received payments of RMB383,022, RMB640,349 and RMB1,170,434 from Expedia in 2010, 2011 and 2012 and the balance of RMB258,747 and RMB374,575 was outstanding as of December 31, 2011 and 2012, respectively.

e) Subleases to Expedia

The Group entered into sublease agreements with Expedia Business Service (Beijing) Co., Ltd. Shanghai Branch in 2008. In 2010, 2011 and 2012 the Group recorded other non-travel revenue of RMB31,553, Nil and Nil from such subleases respectively and the balance of Nil was outstanding as of December 31, 2010. The sublease agreement with Expedia Business Service (Beijing) Co., Ltd. Shanghai Branch was terminated in February 2010.

f) Amount due from and to 2010 Affiliate Company

f1) In September 2010, the Group and 2010 Affiliate Company entered into an agreement whereby the Group provides a private-label website to 2010 Affiliate Company and pays commission to 2010 Affiliate Company based on a certain percentage of hotel commission revenue. During 2011 and 2012, the Group recognized RMB26,659,297 and RMB45,188,643 hotel commission expenses to 2010 Affiliate Company. RMB1,585,587 and Nil prepayment balance to 2010 Affiliate Company was reflected in "amounts due from related parties" as of December 31, 2011 and 2012. The balance due to 2010 Affiliate Company was Nil and RMB5,602,708 as of December 31, 2011 and 2012.

f2) In October 2011, the Group and 2010 Affiliate Company entered into an agreement whereby the 2010 Affiliate Company sells the Group's hotel groupbuy inventory on its website and shares revenue with the Group. The Group recognized RMB20,685 and RMB176,298 hotel groupbuy commission expenses in 2011 and 2012. The balance due from 2010 Affiliate Company was Nil and RMB134,760 as of December 31, 2011 and 2012, respectively. The balance due to 2010 Affiliate Company for its prepayment to the Group was RMB88,681 and RMB36,183 as of December 31, 2011 and 2012, respectively.

g) Amount due to First 2012 Affiliate Company

In April 2012, the Group entered into an agreement with First 2012 Affiliate Company whereby First 2012 Affiliate Company sells the Group's hotel inventory in its hotel mobile-booking applications and the Group pays commission to First 2012 Affiliate Company based on a certain percentage of hotel commission revenue. The Group recognized RMB2,650,942 hotel commission expense to First 2012 Affiliate Company in 2012 . The balance due to First 2012 Affiliate Company was RMB311,025 as of December 31, 2012.

h) Amount due to Second 2012 Affiliate Company

On November 15, 2012 and December 14, 2012, the Group acquired 21% and 14% equity interest respectively in Second 2012 Affiliate Company for a total of 35% equity interest, resulting in the Group's ability to exercise significant influence and therefore requiring the application of the equity method of accounting. Under a prior agreement between the Group and Second 2012 Affiliate Company, Second 2012 Affiliate Company provides the Group hotel inventories and the Group pays Second 2012 Affiliate Company hotel inventory prices. From November 15, 2012 to December 31, 2012, the Group recognized RMB263,328 hotel reservation revenue from the hotel inventories provided by Second 2012 Affiliate Company. RMB5,398,068 payable balance to Second 2012 Affiliate Company was reflected in "amounts due to related parties" in the consolidated balance sheets as of December 31, 2012.

The principal related party transactions for the years ended December 31, 2010, 2011 and 2012 were summarized below:

	For the year ended December 31,
	2010	2011	2012
Commission, advertising and other revenues
1) Egencia (refer to a3)	17,396	47,154	44,358
2) Egencia (refer to a3)	2,421	97,378	198,631
3) Hotels.com (refer to a4)	1,416,719	3,648,431	5,326,181
4) EAN.com, LP (refer to a5)	4,828,489	10,112,820	26,127,688
5) Expedia (refer to a6)	-	407,474	394,003
6) Kuxun (refer to b4)	-	650,020	339,669
7) Expedia (refer to e)	31,553	-	-
8) Second 2012 Affiliate Company (refer to h)	-	-	263,328
Total	6,296,578	14,963,277	32,693,858

Non-compete waiver compensation revenues
Expedia (refer to a7)	-	-	3,701,192

	For the year ended December 31,
	2010	2011	2012
Commission, advertising and other expenses
1) Expedia (refer to a2)	1,368,826	-	-
2) Hotels.com (refer to a4)	43,767	228,579	314,866
3) TripAdvisor China (refer to b2)	2,548,405	5,901,772	3,422,325
4) Kuxun (refer to b3)	2,237,901	5,812,043	5,175,662
5) Tencent (refer to c1)	-	29,547	84,196
6) Tencent (refer to c2)	-	1,783,766	9,167,909
7) Tencent (refer to c3)	-	-	72,900
8) Tencent (refer to c4)	-	-	340,625
9) Expedia (refer to d2)	-	-	295,419
10) 2010 Affiliate Company (refer to f1)	-	26,659,297	45,188,643
11) 2010 Affiliate Company (refer to f2)	-	20,685	176,298
12) First 2012 Affiliate Company (refer to g)	-	-	2,650,942
Total	6,198,899	40,435,689	66,889,785

The balances between the Group and its related parties as of December 31, 2011 and 2012 were summarized below:

Amount due from related parties:

	December 31,
	2011	2012
1) Egencia (refer to a3)	5,063,125	5,215,706
2) Hotels.com (refer to a4)	987,489	-
3) EAN.com, LP (refer to a5)	761,204	4,040,987
4) Expedia (refer to a6)	224,131	236,001
5) Kuxun (refer to b4)	46,458	185,375
6) Tencent (refer to c1)	1,205,734	8,024,273
7) Tencent (refer to c2)	1,500,000	5,000,000
8) Tencent (refer to c3)	-	127,100
9) Tencent (refer to c4)	-	300,000
10) Expedia (refer to d3)	258,747	374,575
11) 2010 Affiliate Company (refer to f1)	1,585,587	-
12) 2010 Affiliate Company (refer to f2)	-	134,760
Amounts due from related parties	11,632,475	23,638,777

Amount due to related parties:

	December 31,
	2011	2012
1) Egencia (refer to a3)	551,593	710,919
2) Egencia (refer to a3)	532,450	-
3) EAN.com, LP (refer to a5)	-	33,952,245
4) Expedia (refer to a7)	-	40,713,108
5) TripAdvisor China (refer to b2)	175,380	201,337
6) Kuxun (refer to b3)	354,949	631,545
7) Tencent (refer to c2)	911,935	1,219,482
8) Tencent (refer to c4)	-	340,625
9) Expedia (refer to d1)	9,464	221,852
10) Expedia (refer to d2)	-	295,419
11) 2010 Affiliate Company (refer to f1)	-	5,602,708
12) 2010 Affiliate Company (refer to f2)	88,681	36,183
13) First 2012 Affiliate Company (refer to g)	-	311,025
14) Second 2012 Affiliate Company (refer to h)	-	5,398,068
Amounts due to related parties	2,624,452	89,634,516

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS

(17) RESTRICTED NET ASSETS

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's PRC subsidiaries.

Under PRC law, the Company's PRC subsidiaries are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The subsidiaries are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of paid-in registered capital on an individual company basis. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the subsidiaries. The Company's VIEs in the PRC are also subject to similar statutory reserve requirements. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. As of December 31, 2010, 2011 and 2012, the Company's PRC subsidiaries and VIEs had appropriated RMB6,721,199, RMB14,606,426 and RMB15,408,707, respectively, of retained earnings for their statutory reserves.

In addition, the paid-in registered capital of the Company's PRC subsidiaries and VIEs is also restricted.

Foreign exchange and other regulation in the PRC further restrict the Company's PRC subsidiaries and VIEs from transferring funds to the Company in the form of loans, advances or cash dividends. As of December 31, 2011 and 2012, amounts restricted are the net assets of the Company's PRC subsidiaries and VIEs, which amounted to RMB308,185,442 and RMB353,457,099, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

(18) FAIR VALUE MEASUREMENTS

In accordance with ASC subtopic 820-10, the Group measures certain financial assets, including equity method investments, at fair value on a non-recurring basis only if an impairment charge is to be recognized. The Company's non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets disclosed at fair value as of December 31, 2011 are summarized as below:

		Fair value disclosure as of December 31, 2011 using
	Total fair value as of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosures
Cash equivalents (time deposits)	411,541,909		411,541,909
Restricted cash (time deposits)	61,400,000		61,400,000
Short-term investments (time deposits)	1,433,424,847		1,433,424,847

Assets and liabilities measured or disclosed at fair value as of December 31, 2012 are summarized as below:

		Fair value measurement or disclosure as of December 31, 2012 using
	Total fair value as of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges

Fair value disclosures
Cash equivalents (time deposits)	311,037,062		311,037,062
Restricted cash (time deposits)	61,400,000		61,400,000
Short-term investments (time deposits)	1,581,502,010		1,581,502,010
Other current assets (employee loan)	2,281,675		2,281,675
Other non-current assets (employee loan)	7,689,911		7,689,911
Accrued expenses and other current liabilities (contingent purchase consideration)	6,900,334			6,900,334

Non-recurring fair value measurements
Investment in non-consolidated affiliates (First 2012 Affiliate Company)	-			-	(4,812,242)
Intangible assets	239,233			239,233	(2,237,567)
Total assets measured at fair value	239,233	-	-	239,233	(7,049,809)

During the year ended December 31, 2012, the Group's investment in First 2012 Affiliate Company and certain intangible assets were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value. The corresponding impairment charges incurred were recorded in the consolidated statements of comprehensive income.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Consolidation

(a) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

Basis of presentation

(b) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include allowances for doubtful accounts, deferred income tax assets, provision for loyalty programs, deferred revenue recognition, share-based compensation, loss contingencies, allocation of the purchase price of acquisitions, fair value of contingent consideration, useful lives of property and equipment and intangible assets, and recovery of the carrying values of long-lived assets, goodwill and intangible assets.

Foreign currencies

(d) Foreign currencies

The Group's functional and reporting currency is the Renminbi ("RMB"). Transactions denominated in foreign currencies are measured at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in currencies other than the RMB are remeasured into RMB using applicable exchange rates quoted by the People's Bank of China ("PBOC") at the balance sheet dates. All exchange gains and losses are included in "foreign exchange losses" in the consolidated statements of comprehensive income.

Translations of amounts from RMB into United States dollars ("US$") are solely for the convenience of the reader and are calculated at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of RMB, as published by the Federal Reserve Bank of New York, on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, at any other rate, or at all.

Commitments and contingencies

(e) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. The Group records accruals for certain of its outstanding administrative, legal or regulatory proceedings and claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in administrative, legal or regulatory proceedings and claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material. When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. The Group is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry or treatment of specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Revenue recognition

(f) Revenue recognition

The Group's revenues are principally derived from providing hotel reservation, air ticketing, other travel and non-travel services. The Group recognizes revenues when all of the following have occurred: persuasive evidence of arrangement with the customer, services have been performed, fees are fixed or determinable and collectability of the fees is reasonably assured, as prescribed by ASC 605-10, Revenue Recognition, Overall. These criteria as related to Group revenues are considered to have been met as follows:

Hotel reservation services

The Group receives commissions from travel suppliers or customers for hotel room reservations booked through the Group (including hotel groupbuy business). Commissions from hotel reservation services rendered are recognized after confirmation with the hotel that the customers have completed their stay. The Group presents revenues from such transactions on a net basis in the consolidated statements of comprehensive income as the Group generally acts as an agent, does not assume any inventory risk, and has no obligation to the hotel for hotel reservations which are cancelled or for which the customer does not check-in at the hotel. Contracts with certain travel suppliers contain escalating commissions that are subject to achieving specific performance targets. Such escalating commissions are recognized when the performance targets have been achieved.

Air ticketing services

The Group receives commissions from travel suppliers for air ticketing services booked through the Group. Commissions from air ticketing services rendered are recognized upon the issuance of the ticket, net of estimated cancellations. Estimated cancellations were insignificant for the years ended December 31, 2010, 2011 and 2012. The Group presents revenues from such transactions on a net basis in the consolidated statements of comprehensive income, as the Group acts as an agent, does not assume any inventory risk, and has no obligations for cancelled airline ticket reservations. The Group sometimes also receives additional discretionary commissions from certain airlines when performance targets are met. Such discretionary commissions are recognized on a cash basis because the Group cannot reasonably estimate the amount, or timing of the receipt, of such commissions in advance.

Other services

Other services include Other travel services and Non-travel services.

i)	Other travel services

Other travel services are mainly commissions from insurance companies for the sale of travel insurance. The Group recognizes revenue when the travel insurance is issued to the customer, net of estimated cancellations.

ii)	Non-travel services

Non-travel services primarily comprise advertising services on Xici.net and eLong.com. Revenue from advertising services is recognized over the contractual advertisement display period.

The Group's hotel reservation services, air ticketing services and other travel services are subject to business tax and surcharges on the revenues generated from services rendered in China. Business tax and surcharges are recorded on a net basis (excluded from revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income.

Prior to September 1, 2012, the Group's advertising services were subject to business tax and surcharges on the revenues generated from services rendered in China. Business tax and surcharges were recorded on a net basis (excluded from advertising services revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income. Effective September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to Value Added Tax ("VAT") Transformation Pilot Program ("the Pilot Program"), for certain industries in eight regions, including Beijing. With the adoption of the Pilot Program, advertising services are subject to VAT. VAT and surcharges are also recorded on a net basis (excluded from advertising services revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income.

Deferred revenue

In September 2009, the Group launched an eCoupon program, through which the Group offers eCoupons and virtual cash accounts to customers who book selected hotels online through the eLong.com website. Beginning in 2012, eCoupons could also be used for online bookings of air tickets through the eLong.com website or eLong mobile applications. Customers who use the eCoupons receive credits in their virtual cash accounts after check-out from hotels or issuance of air tickets. Customers may redeem virtual cash balances: (i) as cash transferred to their bank accounts, (ii) after a certain minimum threshold is reached, as mobile phone credit, or (iii) as credit for the purchase of air tickets or hotels. Any unredeemed virtual cash expires at the end of March of the subsequent year, at which time the unredeemed virtual cash is converted to eLong loyalty points based on a prescribed formula.

The Group accounts for the eCoupon program in accordance with ASC subtopic 605-50, Revenue Recognition: Customer Payments and Incentives. As customers have the option to redeem their virtual cash balance in cash, the Group accounts for the cost of the eCoupon program as a reduction of revenue. The Group's obligation to provide cash, mobile phone credit, air tickets or hotels is recorded as "accrued expenses and other current liabilities" in the consolidated balance sheets. The liability is reduced as customers redeem their virtual cash balances or the virtual cash expires.

Prior to October 2011, customers had to reach a minimum threshold for cash redemption of virtual cash accounts. The Group recorded the actual redeemed cost of eCoupons used by customers, as well as an estimate of the cost of future usage of eCoupons to reach the minimum threshold, as a reduction of revenue. In October 2011, the threshold for cash redemption of virtual cash accounts was eliminated. Following this change in redemption policy, for the years ended December 31, 2011 and 2012, the Group accounts for only the actual redeemed costs of eCoupons used by customers as a reduction of revenue since customers no longer had to achieve a minimum threshold prior to redemption.

The Group accounts for the expiration of virtual cash similar to the sale of loyalty points, as customers give up the right to cash in return for eLong loyalty points. Upon the expiration of virtual cash and conversion into loyalty points, the Group reclassifies the liability associated with the expired virtual cash balance from "accrued expenses and other current liabilities" to "deferred revenue". The "deferred revenue" from converted loyalty points is subsequently amortized into revenue as the loyalty points are redeemed or expired. In addition, the Group records the related cost of redemption of the loyalty points as "cost of services" in the consolidated statements of comprehensive income.

Income taxes

(g) Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes in its financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the "more likely than not" threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group records unrecognized tax benefits, if any, in "accrued expenses and other current liabilities" or the non-current "other liabilities" line item in the consolidated balance sheets. The Group has elected to include interest and penalties related to an uncertain tax position (if and when required) in "income tax expense/(benefit)" in the consolidated statements of comprehensive income.

Share-based compensation

(h) Share-based compensation

The Group applies ASC subtopic 718-10 ("ASC 718-10"), Compensation-Stock Compensation: Overall, in connection with its share-based compensation. In accordance with ASC 718-10, all grants of stock options and performance units are recognized in the consolidated financial statements based on their grant date fair values. Starting in 2010, the Group believed it had sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected lives of its stock options as the Group's ADSs have been publicly traded since the Company's initial public offering in 2004. ASC 718-10 requires forfeitures to be estimated at the date of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation cost is recorded net of estimated forfeitures such that the expense is recorded only for those share-based awards that are expected to vest.

Under ASC 718-10, the Group applies the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on the U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected lives are based on historical exercise patterns, which the Group believes are representative of future behavior. Expected dividend yield is determined in view of the Company's historical dividend payout rate (historically the Group has not paid dividends). The Group estimates volatility based on the Group's own historical volatilities because the Group believes the length of time the Group's ADSs have been publicly traded is sufficient to make such an estimate. The Group recognizes compensation cost on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture and adjusted to reflect consideration for foreseeable future changes in facts and circumstances, if any.

Compensation cost related to 2010, 2011 and 2012 performance units, which are awards in the form of units that are denominated in a hypothetical equivalent number of the Company's ordinary shares, is determined based on the fair market value of the Company's ordinary shares on the trading date immediately preceding the grant date for awards under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately preceding trading date, for awards under the 2009 Plan. At the time of grant, the Company's Board of Directors or the Compensation Committee determines if the Company will settle the performance units in cash or shares.

Settlement terms of performance units, once established, may only be changed by approval of the Company's Board of Directors or the Compensation Committee. Except with respect to the performance units granted to members of the Board of Directors who are not employees of the Group, Expedia, Tencent (or an Expedia or Tencent affiliate) ("non-employee directors") which are to be settled in cash, performance units granted to employees during 2010, 2011 and 2012 are to be settled in ordinary shares. Performance units granted during 2010, 2011 and 2012 to the Company's non-employee directors are to be settled upon vesting by payment of the cash amount equal to the fair market value of the vested performance units on the vesting date. The forfeiture rate is estimated based on historical forfeitures and adjusted to reflect foreseeable future changes in facts and circumstances, if any.

Share-based compensation awards which are settled in cash upon vesting are classified as liabilities and included in "accrued expenses and other current liabilities" in the consolidated balance sheets. Compensation cost is determined based on the current share price at the balance sheet dates, and the proportionate amount of the requisite service that has been rendered to such date. Changes in the fair value of the liability-classified awards after the requisite service period has been completed and before the awards are vested are immediately recognized as compensation cost in the period in which the change in fair value occurs.

The Group accounts for a change in any of the terms or conditions of stock options as a modification in accordance with ASC subtopic 718-20, Compensation-Stock Compensation: Awards Classified as Equity, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Loyalty points provision

(i) Loyalty points provision

eLong members earn loyalty points based on their usage of the Group's services. The Group provides non-cash gifts, hotel room stays (including prepaid hotel rooms and hotel groupbuy products) and air tickets to eLong members upon redemption of loyalty points that are accumulated based on the members' transactions with the Group. The Group recognizes estimated costs to provide non-cash gifts, hotel room stays and air tickets based on historical redemption rates. The liabilities for loyalty points are reduced upon the redemption or expiration of outstanding loyalty points. The estimated costs are included in "sales and marketing" in the consolidated statements of comprehensive income and the estimated liabilities are included in "accrued expenses and other current liabilities" in the consolidated balance sheets.

Cash and cash equivalents

(j) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with commercial banks or other financial institutions. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash

(k) Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. As of December 31, 2012, the Group's restricted cash of RMB61,400,000 (2011: RMB61,400,000) consisted of time deposits in escrow accounts in China required to support the Group's air ticketing and other businesses.

Short-term investments

(l) Short-term investments

Short-term investments as of December 31, 2012 consisted of time deposits of more than three months duration (generally six-, nine- or twelve-months duration) held in commercial banks of RMB1,581,502,010 (2011: RMB1,433,424,847).

Accounts receivable

(m) Accounts receivable

Accounts receivable is recorded at the invoiced amount and is non-interest bearing. The allowance for doubtful accounts is the Group's reasonable estimate of the amount of probable credit losses in the Group's existing accounts receivable. The Group reviews its allowance for doubtful accounts periodically and determines the allowance based on historical write-off experience, the aging of the accounts receivable balance and customer credit worthiness. Specific accounts are reviewed individually for collectability. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure.

Property and equipment

(n) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The Group also capitalizes certain costs incurred during the application development stage related to the development of internal-use software in accordance with ASC subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software and ASC subtopic 350-50, Intangibles-Goodwill and Other: Website Development Costs. Costs incurred related to the planning and post-implementation phases of development are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Capitalized software development cost	3 years
Computer equipment and purchased system software	3-5 years
Furniture, fixtures and office equipment	5 years

Leasehold improvements are amortized using the straight-line method over 1 to 10 years which represents the shorter of the lease term or estimated useful life of the assets.

Projects in progress are stated at cost. Projects in progress refer to labor costs capitalized in connection with the software development before the software is substantially complete and ready for its intended use.

Investments in non-consolidated affiliates

(o) Investments in non-consolidated affiliates

The Group applies the equity method in accounting for the investment in non-consolidated affiliates in which the Group has the ability to exercise significant influence but does not own a majority equity interest or otherwise control the non-consolidated affiliates.

These investments resulted in the Group's ability to exercise significant influence and met the requirement to apply the equity method of accounting. Under the equity method of accounting, the Group initially records the investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in "investment in non-consolidated affiliates" in the consolidated balance sheets. Under ASC 323, Investments-Equity Method and Joint Ventures, the Group's share of post-acquisition profits or losses of the non-consolidated affiliates is recognized in the consolidated statements of comprehensive income. Unrealized gains on transactions between the Group and the non-consolidated affiliates are eliminated to the extent of the Group's interest in the non-consolidated affiliates, and unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group's share of losses in a non-consolidated affiliate equals or exceeds the carrying value of its equity interest in the non-consolidated affiliate, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the non-consolidated affiliate. The Group monitors its investment in non-consolidated affiliates for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the non-consolidated affiliates including current earnings trends and other company-specific information. In 2012, the Group recorded an impairment charge of RMB4,812,242 with respect to the First 2012 Affiliate Company when the decline in the value of the investment was determined to be other-than-temporary under ASC 323.

Employee Loan

(p) Employee Loan Program

In November 2011, the Group launched a RMB100 million employee interest-free loan program (executive officers and directors of the Group are ineligible to receive loans under this program). In the years ended December 31, 2011 and 2012, the Group had disbursed Nil and RMB11,310,806 of employee loans principal under this program. The Group accounts for employee interest-free loan in accordance with ASC subtopic 835-30, Imputation of Interest, whereby the effective interest rate is applied and the difference between the present value of the loan receivables and the cash loaned to the employees is regarded as employee compensation during the loan term. At the same time, to accrete the loan receivable to its face value, interest income is recognized at the same amount. The outstanding portion of employee loans receivable within 12 months, as of December 31, 2011 and 2012 amounted to Nil and RMB2,281,675, respectively, is included in "other current assets" in the consolidated balance sheets. The outstanding portion of employee loans receivable more than 12 months, as of December 31, 2011 and 2012 amounted to Nil and RMB7,689,911, respectively, is included in "other non-current assets" in the consolidated balance sheets. The carrying values of these employee loans approximated their fair value as there was no significant fluctuation of effective interest rates during the relevant period.

Business combinations

(q) Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree's current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Goodwill and intangible assets

(r) Goodwill and intangible assets

Goodwill represents the excess of costs over fair value of the net assets of businesses acquired. The Group follows ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist. The Group performs its annual impairment assessment for goodwill and indefinite-lived intangible assets in December of each year.

In 2011, the Group adopted Accounting Standards Update ("ASU") 2011-08, Testing Goodwill for Impairment, to test goodwill for impairment by performing a qualitative assessment before calculating the fair value of a reporting unit in step one of the goodwill impairment tests. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Otherwise, further testing is not needed. Under the two-step impairment test, the Group evaluates the recoverability of goodwill at the reporting unit level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. The fair value of the reporting unit is determined based upon the present value of estimated future cash flows of the reporting unit. If the fair value of the reporting unit is less than the carrying value, a second step is performed which compares the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill. In determining the implied fair value of the reporting unit goodwill, the fair values of the net tangible assets and recognized and unrecognized intangible assets are deducted from the fair value of the reporting unit. If the implied fair value of the reporting unit goodwill is lower than its carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value.

Intangible assets are carried at cost less accumulated amortization. Intangible assets with definite lives are amortized using the straight-line method over the estimated economic life. In 2012, the Group early adopted ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which amends the guidance in ASC subtopic 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. ASU 2012-02 provides an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. If the Group determines, on the basis of qualitative factors, that the fair value of indefinite-lived intangible assets is more likely than not less than the carrying amount, further testing is required. Otherwise, further testing is not needed. Under the further testing, the impairment test on indefinite-lived intangible assets that are not subject to amortization consists of a comparison of the fair value of each intangible asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Impairment of long-lived assets other than goodwill

(s) Impairment of long-lived assets other than goodwill

The Group evaluates impairment of its long-lived assets to be held and used, including property and equipment, purchased intangible assets which are subject to amortization and other non-current assets, when events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment Overall. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value. Assets to be disposed of are separately presented in the consolidated balance sheet as assets held for sale and reported at the lower of carrying amount or estimated fair value less the costs to sell, and are no longer depreciated.

Employee benefit plans

(t) Employee benefit plans

Under PRC law, the Group participates in various defined contribution plans pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The Group is required to make contributions to these plans at stated contribution rates based on monthly compensation of qualified employees. The Group has no obligation for payment of employee benefits associated with these plans beyond the mandatory contributions payable during the period of the employee's employment with the Group. For the years ended December 31, 2010, 2011 and 2012, the Group contributed RMB33,403,334, RMB37,565,582 and RMB49,425,246, respectively to these plans.

Net income per share

(u) Net income per share

For the calculation of basic net income and diluted net income per share, ordinary shares include ordinary shares and high-vote ordinary shares. Basic net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding stock options, stock warrants and the settlement of performance units.

Advertising expense

(v) Advertising expense

The Group incurs advertising expense consisting of online marketing, brand marketing and direct marketing expenses to promote the Group's products and services. The Group expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Group expenses the advertising costs as incurred each time the advertisement is displayed or broadcast. For the years ended December 31, 2010, 2011, and 2012, advertising expense was RMB58,190,789, RMB87,946,441 and RMB230,497,404 respectively, and was recorded as "sales and marketing" expenses. As of December 31, 2011 and 2012, the Group had RMB7,562,484 and RMB15,558,562, respectively, of prepaid advertising expenses which are included in "prepaid expenses" in the consolidated balance sheets.

Segment reporting

(w) Segment reporting

The Group mainly operates and manages its business as two reportable segments: Hotel and Air. In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group does not allocate any assets to its hotel and air segments as management does not use this information to measure the performance of the reportable segments.

The Group generates substantially all revenues from customers in the PRC. Accordingly, no geographical segments are presented.

Operating leases

(x) Operating leases

The Group leases office space under operating lease agreements with original lease periods of up to ten years. Rental expenses are recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are not included in the initial lease term.

Financial instruments

(y) Fair value measurements

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, accounts receivable, short-term investments, accounts payable, and other liabilities. As of December 31, 2011 and 2012, the carrying values of these financial instruments approximated their fair value due to their short term nature. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -Other inputs that are directly or indirectly observable in the marketplace; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC subtopic 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Treasury stock

(z) Treasury stock

In 2010 and 2011, the Group did not repurchase any ADSs (1 ADS = 2 ordinary shares), ordinary shares or high-vote ordinary shares. In 2012, the Group repurchased 158,233 ADSs at a cost of approximately US$2 million including brokerage commission. The ADSs repurchased by the Group are no longer outstanding. The repurchase of ADSs is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. The Group issues the repurchased ADSs to employees who exercise their stock options or receive them upon the vesting of performance units under the Group's share compensation plans.

In 2012, the Group issued 350,874 (2011: 399,586 and 2010: 140,036) of repurchased ADSs to recipients of stock options and performance units. The Group accounts for these transactions in accordance with ASC subtopic 505-30, Equity, Treasury Stock. Gains on sales of treasury stock not previously accounted for as constructively retired shall be credited to additional paid-in capital, and losses may be charged to additional paid-in capital to the extent that previous net gains from sales or retirements of the same class of stock are included therein, and otherwise to accumulated deficit.

Recently issued accounting pronouncements

(aa) Recently issued accounting pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 does not change current requirements for reporting net income or other comprehensive income in financial statements. However, ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Upon adoption, the Group will present comprehensive income in accordance with the requirements of ASU 2013-02 and does not expect the adoption to have a material impact on the consolidated financial statements.

Comparative information	(ab) Comparative information Certain items in prior years' consolidated financial statements have been reclassified to conform to the current period's presentation to facilitate comparison.

ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Schedule of Variable Interest Entities

The following table sets forth the assets and liabilities of the VIEs and their subsidiaries included in the Company's consolidated balance sheets:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Current assets	160,854,702	199,203,364	31,974,344
Non-current assets	51,609,571	82,265,309	13,204,493
Total assets	212,464,273	281,468,673	45,178,837
Current liabilities	104,222,335	151,614,207	24,335,758
Non-current liabilities	49,259	85,590	13,738
Total liabilities	104,271,594	151,699,797	24,349,496
Total net assets	108,192,679	129,768,876	20,829,341

The following table sets forth the results of operations of the VIEs and their subsidiaries included in the Company's consolidated statements of comprehensive income:

	Year ended December 31,
	2010	2011	2012
Net revenues	155,376,480	165,990,943	205,647,992
Net income	32,230,442	28,701,457	8,165,122

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Capitalized software development cost	3 years
Computer equipment and purchased system software	3-5 years
Furniture, fixtures and office equipment	5 years

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
Schedule of Purchase Price Allocation
December 31,
2012
Indemnification asset	371,000
Intangible assets with definite lives	9,850,000
Goodwill	16,350,334
Total purchase consideration	26,571,334

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2011	2012
Accounts receivable	84,634,677	129,476,266
Allowance for doubtful accounts	(1,323,490)	(1,503,621)
Accounts receivable, net	83,311,187	127,972,645

Schedule of Allowance for Doubtful Accounts
	December 31,
	2010	2011	2012
Balance at the beginning of year	348,862	304,796	1,323,490
Additions/(reversals) charged to bad debt expense	(209,845)	1,576,739	1,137,574
Reversals/(write-offs) charged against the allowance	165,779	(558,045)	(957,443)
Balance at the end of year	304,796	1,323,490	1,503,621

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2011	2012
Computer equipment	55,602,672	79,251,862
Furniture and office equipment	7,806,643	9,473,470
Leasehold improvements	7,737,400	11,342,046
Purchased software	27,659,057	31,855,569
Capitalized software development costs	45,585,121	60,764,100
Software development projects in progress	302,442	1,046,110
Less: accumulated depreciation	(100,463,597)	(121,370,971)
Property and equipment, net	44,229,738	72,362,186

INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,
	2011	2012
2010 Affiliate Company	12,926,810	13,103,822
2011 Affiliate Company	2,621,838	-
First 2012 Affiliate Company	-	-
Second 2012 Affiliate Company	-	28,927,154
Total carrying value	15,548,648	42,030,976

2010 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,
	2011	2012
Balance at the beginning of the year	12,680,000	12,926,810

Share of net income in non-consolidated affiliate	249,810	180,012
Amortization of identifiable intangible assets, net of tax	(3,000)	(3,000)
Total booked value under equity method	246,810	177,012

Carrying value at the end of the year	12,926,810	13,103,822

2011 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,
	2011	2012
Balance at the beginning of the year	-	2,621,838

Investment in non-consolidated affiliate	3,500,000	-
Disposal of investment in non-consolidated affiliate	-	(2,190,117)
Total investment in non-consolidated affiliate	3,500,000	(2,190,117)

Share of net loss in non-consolidated affiliate	(878,162)	(431,721)

Carrying value at the end of the year	2,621,838	-

First Two Thousand Twelve Affiliate Company Bad [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
December 31,
2012
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	5,600,000
Total investment in non-consolidated affiliate - cost	5,600,000

Share of net loss in non-consolidated affiliate	(787,758)
Impairment of investment in non-consolidated affiliate	(4,812,242)
Carrying value at the end of the year	-

Second Two Thousand Twelve Affiliate Company Bad [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
December 31,
2012
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	28,927,154
Share of net income in non-consolidated affiliate	-
Carrying value at the end of the year	28,927,154

Schedule of Purchase Price Allocation
Fair value
RMB
Fair value of net assets acquired	752,396
Identifiable intangible assets	10,180,016
Deferred tax liabilities arising from the acquisition	(2,545,004)
Goodwill	20,539,746
Total purchase price	28,927,154

Schedule of Intangible Assets, Finite and Indefinite
	Fair value
	RMB	Useful lives
Trade name	10,180,016	Indefinite

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill
	December 31,
	2011	2012
Goodwill at the beginning of the year	61,060,783	61,060,783
Addition due to acquisition	-	16,721,334
Goodwill at the end of the year	61,060,783	77,782,117

Schedule of Intangible Assets
	December 31,
	2011	2012
Intangible assets with indefinite lives	3,600,000	1,740,000
Intangible assets with definite lives, net	1,708,267	12,972,153
Total intangible assets, net	5,308,267	14,712,153

Schedule of Acquired Indefinite-lived Intangible Assets
	December 31,
	2011	2012
Trade names	3,600,000	3,600,000
Less: charges related to intangible assets	-	(1,860,000)
Total intangible assets with indefinite lives, net	3,600,000	1,740,000

Schedule of Acquired Finite-lived Intangible Assets
	December 31,
	2011	2012
Customer lists	6,291,240	10,191,240
Trade names	120,000	6,070,000
Copyrights	192,000	192,000
Internet domain names	1,056,000	3,903,650
Less: accumulated amortization	(5,950,973)	(7,007,170)
charges related to intangible assets	-	(377,567)
Total intangible assets with definite lives, net	1,708,267	12,972,153
Useful lives of intangible assets with definite lives, in years	5	3-5

Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired
Amortization
2013	3,703,930
2014	3,663,396
2015	3,446,797
2016	1,349,530
2017	808,500
Total	12,972,153

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2011	2012
Accrued payroll and welfare	20,056,636	26,410,878
Accrued loyalty point program expenses	13,261,223	17,440,601
Accrued commission to third-party distribution partners	7,911,693	10,650,853
Accrued advertisement expense	1,662,040	8,957,787
Tax-related payables	4,014,812	4,014,812
Other accrued expenses	13,702,496	18,356,333
Other payables	10,385,062	10,162,939
Advances and deposits from customers	29,981,078	21,815,833
Business and other taxes	3,948,394	7,326,445
Payable to former shareholders	1,999,427	1,994,540
Payable for investment in non-consolidated affiliates	-	2,856,000
Accrued purchase consideration	-	13,300,000
Contingent purchase consideration	-	6,900,334
eCoupon program virtual cash liability	20,880,306	48,783,511
Total accrued expenses and other current liabilities	127,803,167	198,970,866

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Before Taxes
	For the year ended December 31,
	2010	2011	2012
Cayman	(39,345,451)	(30,010,398)	8,452,012
China	66,866,024	80,657,817	(18,142,299)
Total	27,520,573	50,647,419	(9,690,287)

Schedule of Income Tax Expense
	For the year ended December 31,
	2010	2011	2012
Current	13,968,847	16,173,522	17,461,835
Deferred	(7,076,682)	(5,427,774)	(33,478,109)
Total	6,892,165	10,745,748	(16,016,274)

Schedule of Components of Deferred Income Tax Expense (Benefit)

	For the year ended December 31,
	2010	2011	2012
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)	(2,574,290)	(5,180,693)	(33,558,246)
Increase/(decrease) in the valuation allowance for deferred tax assets	(4,502,392)	(247,081)	80,137
Deferred income tax benefit	(7,076,682)	(5,427,774)	(33,478,109)

Schedule of Effective Income Tax Rate Reconciliation
	For the year ended December 31,
	2010	2011	2012
Computed expected tax expense/(benefit) at PRC statutory rates	6,880,143	12,661,855	(2,422,822)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	(4,502,392)	(247,081)	80,137
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	(104,396)	264,341	(11,564,098)
Expired net operating loss carry forwards	1,030,521	135,631	49,255
Effect of differing tax rates in different jurisdictions inside PRC	(6,397,170)	(8,355,753)	1,274,237
Effect of differing tax rates in jurisdictions outside PRC	9,837,757	7,508,369	(2,067,506)
Prior year tax return true up	55,634	(1,802,466)	(1,810,759)
Non deductible entertainment expenses	113,613	137,064	170,020
Non deductible allowance for doubtful accounts	73,374	397,702	294,435
Others	(94,919)	46,086	(19,173)
Income tax expense/(benefit)	6,892,165	10,745,748	(16,016,274)

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets, current

	December 31,
	2011	2012
Deferred tax assets, current:
eCoupon program virtual cash liability	3,611,012	8,564,159
Accrued expenses	4,909,726	6,798,900
Advertising and promotional fee	2,780,768	-
Total gross deferred tax assets, current	11,301,506	15,363,059
Less: valuation allowance	(38,837)	(20,694)
Net deferred tax assets, current	11,262,669	15,342,365

Deferred tax assets, non-current

	December 31,
	2011	2012
Deferred tax assets, non-current:
Operating loss carryforwards	2,396,878	3,432,589
Property and equipment	176,508	251,204
Advertising and promotional fee	-	27,936,088
Total gross deferred tax assets, non-current	2,573,386	31,619,881
Less: valuation allowance	(484,381)	(582,661)
Net deferred tax assets, non-current	2,089,005	31,037,220
Deferred tax liabilities, non-current:
Software capitalization	490,789	40,591
Total deferred tax liabilities, non-current (included in "other liabilities")	490,789	40,591

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases
Minimum lease payments
2013	14,551,315
2014	12,243,893
2015	10,713,252
2016	2,215,416
2017	2,477,455
2018 and thereafter	12,188,760
Total	54,390,091

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	For the year ended December 31,
	2010		2011		2012
Weighted average grant date fair value per share	US$	2.20	US$	2.38	US$	3.17
Expected volatility		49%		52%		61%
Expected dividends		-		-		-
Expected life		2.92 years		2.71 years		2.62 years
Risk-free interest rate (per annum)		1.15%		0.93%		0.34%

Schedule of Stock Options Outstanding and Exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 0.10 - $ 2.00	22,736	$1.53	1.00	22,736	$1.53
$ 2.01 - $ 4.00	349,342	$3.24	1.72	349,342	$3.24
$ 4.01 - $ 6.00	757,848	$5.54	2.50	455,103	$5.43
$ 6.01 - $ 8.00	1,207,328	$6.92	3.36	98,459	$6.79
$ 8.01 - $10.00	960,900	$8.54	4.55	1,332	$9.11
$10.01 - $12.00	30,938	$10.91	3.54	1,434	$10.46
Total	3,329,092	$6.68	3.32	928,406	$4.67

Schedule of Stock-Based Compensation Expense
	For the year ended December 31,
	2010	2011	2012
Cost of services	1,192,063	1,374,392	1,932,101
Service development	6,533,851	7,625,962	11,459,551
Sales and marketing	3,394,531	3,619,997	4,322,004
General and administrative	7,423,123	9,302,013	12,234,867
Total	18,543,568	21,922,364	29,948,523

2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	24,852	US$	1.53
Exercised	(2,116)	US$	1.53
Outstanding at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134
Vested at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134
Exercisable at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134

2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity
	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	706,922	US$	7.08
Exercised	(41,480)	US$	5.18
Forfeited	(19,358)	US$	5.59
Cancelled	(302,762)	US$	8.82
Outstanding at December 31, 2012	343,322	US$	5.86	4.67 years	US$	679
Vested and expected to vest at December 31, 2012	325,150	US$	5.73	4.54 years	US$	673
Exercisable at December 31, 2012	232,703	US$	4.59	3.37 years	US$	661

2004 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2011	342,322	US$	4.01
Settled	(168,634)	US$	4.12
Forfeited	(30,092)	US$	4.08
Balance at December 31, 2012	143,596	US$	3.86
Vested and expected to vest at December 31, 2012	100,329	US$	3.84

2004 Plan [Member] | Cash-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity
Number of Ordinary Shares
Balance at December 31, 2011	56,686
Granted	20,406
Settled	(20,097)
Balance at December 31, 2012	56,995

2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	3,657,749	US$	6.14
Granted	1,489,662	US$	8.30
Exercised	(462,986)	US$	4.37
Forfeited	(531,404)	US$	7.09
Cancelled	(1,158,984)	US$	7.42
Expired	(31,003)	US$	6.81
Outstanding at December 31, 2012	2,963,034	US$	6.82	3.18 years	US$	2,824
Vested and expected to vest at December 31, 2012	2,549,813	US$	6.75	3.15 years	US$	2,584
Exercisable at December 31, 2012	672,967	US$	4.80	1.97 years	US$	1,761

2009 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2011	112,144	US$	10.23
Granted	1,848,210	US$	7.88
Settled	(26,532)	US$	10.27
Forfeited	(49,054)	US$	8.56
Balance at December 31, 2012	1,884,768	US$	7.96
Vested and expected to vest at December 31, 2012	1,551,431	US$	7.96

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE [Abstract]
Schedule of Calculation of Basic and Diluted Net Income Per Share

	For the year ended December 31,
	2010	2011	2012
Net income	20,628,408	39,270,319	471,278
Denominator for basic net income per share:
Weighted average number of shares outstanding	48,377,733	60,455,723	68,833,132
Dilutive effect of stock options	2,753,096	1,528,097	478,827
Dilutive effect of performance units	524,319	314,211	130,579
Dilutive effect of warrants	108	110	42
Denominator for diluted net income per share:	51,655,256	62,298,141	69,442,580
Basic net income per share	0.43	0.65	0.01
Diluted net income per share	0.40	0.63	0.01

(14) RISKS AND CONCENTRATION

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Summary of Reporting Information by Segment
	For the year ended December 31, 2012
	Hotel	Air	Other	Corporate	Total
Revenues	608,318,596	123,754,276	65,136,131	-	797,209,003
Business tax, VAT and surcharges	(34,065,841)	(6,930,239)	(11,968,659)	-	(52,964,739)
Cost of services *	(125,366,740)	(63,938,936)	(13,085,456)	(1,932,101)	(204,323,233)
Service development *	(55,063,247)	(5,887,607)	(16,805,745)	(49,711,066)	(127,467,665)
Unallocated operating expenses:
Sales and marketing	-	-	-	(412,343,366)	(412,343,366)
General and administrative	(7,293,870)	(4,655,934)	(322,433)	(50,695,638)	(62,967,875)
Amortization of intangible assets	-	-	-	(1,056,197)	(1,056,197)
Charges related to property and equipment and intangible assets	-	-	-	(2,237,567)	(2,237,567)
Income/(loss) from operations	386,528,898	42,341,560	22,953,838	(517,975,935)	(66,151,639)
Total other income	-	-	-	56,461,352	56,461,352
Income /(loss) from operations before income tax expense /(benefit)	386,528,898	42,341,560	22,953,838	(461,514,583)	(9,690,287)

*	Depreciation expense of RMB16,640,301 and RMB3,200,608 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

	For the year ended December 31, 2011
	Hotel	Air	Other	Corporate	Total
Revenues	447,876,567	125,094,628	52,027,719	-	624,998,914
Business tax and surcharges	(24,633,211)	(6,880,205)	(7,308,516)	-	(38,821,932)
Cost of services *	(84,039,659)	(60,595,087)	(8,855,068)	(1,374,392)	(154,864,206)
Service development *	(33,630,403)	(7,543,224)	(13,899,801)	(42,023,393)	(97,096,821)
Unallocated operating expenses:
Sales and marketing	-	-	-	(230,945,011)	(230,945,011)
General and administrative	(5,999,791)	(4,366,354)	(103,494)	(42,769,472)	(53,239,111)
Amortization of intangibles	-	-	-	(547,200)	(547,200)
Charges related to property and equipment	-	-	-	(152,412)	(152,412)
Income/(loss) from operations	299,573,503	45,709,758	21,860,840	(317,811,880)	49,332,221
Total other income	-	-	-	1,315,198	1,315,198
Income/(loss) from operations before income taxes	299,573,503	45,709,758	21,860,840	(316,496,682)	50,647,419

*	Depreciation expense of RMB10,216,747 and RMB3,052,706 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

	For the year ended December 31, 2010
	Hotel	Air	Other	Corporate	Total
Revenues	346,448,868	123,092,052	42,477,663	-	512,018,583
Business tax and surcharges	(17,447,565)	(6,770,063)	(5,884,319)	-	(30,101,947)
Cost of services *	(59,774,578)	(65,686,554)	(10,236,598)	(1,192,063)	(136,889,793)
Service development *	(24,104,919)	(7,486,971)	(12,053,536)	(36,400,412)	(80,045,838)
Unallocated operating expenses:
Sales and marketing	-	-	-	(167,322,622)	(167,322,622)
General and administrative	(2,704,069)	(5,816,013)	-	(41,424,914)	(49,944,996)
Amortization of intangibles	-	-	-	(642,453)	(642,453)
Income/(loss) from operations	242,417,737	37,332,451	14,303,210	(246,982,464)	47,070,934
Total other expenses	-	-	-	(19,550,361)	(19,550,361)
Income/(loss) from operations before income taxes	242,417,737	37,332,451	14,303,210	(266,532,825)	27,520,573

*	Depreciation expense of RMB7,392,731 and RMB3,353,680 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Commission, advertising and other revenues [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	For the year ended December 31,
	2010	2011	2012
Commission, advertising and other revenues
1) Egencia (refer to a3)	17,396	47,154	44,358
2) Egencia (refer to a3)	2,421	97,378	198,631
3) Hotels.com (refer to a4)	1,416,719	3,648,431	5,326,181
4) EAN.com, LP (refer to a5)	4,828,489	10,112,820	26,127,688
5) Expedia (refer to a6)	-	407,474	394,003
6) Kuxun (refer to b4)	-	650,020	339,669
7) Expedia (refer to e)	31,553	-	-
8) Second 2012 Affiliate Company (refer to h)	-	-	263,328
Total	6,296,578	14,963,277	32,693,858

Non-compete waiver compensation revenues
Expedia (refer to a7)	-	-	3,701,192

Commission, advertising and other expenses [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	For the year ended December 31,
	2010	2011	2012
Commission, advertising and other expenses
1) Expedia (refer to a2)	1,368,826	-	-
2) Hotels.com (refer to a4)	43,767	228,579	314,866
3) TripAdvisor China (refer to b2)	2,548,405	5,901,772	3,422,325
4) Kuxun (refer to b3)	2,237,901	5,812,043	5,175,662
5) Tencent (refer to c1)	-	29,547	84,196
6) Tencent (refer to c2)	-	1,783,766	9,167,909
7) Tencent (refer to c3)	-	-	72,900
8) Tencent (refer to c4)	-	-	340,625
9) Expedia (refer to d2)	-	-	295,419
10) 2010 Affiliate Company (refer to f1)	-	26,659,297	45,188,643
11) 2010 Affiliate Company (refer to f2)	-	20,685	176,298
12) First 2012 Affiliate Company (refer to g)	-	-	2,650,942
Total	6,198,899	40,435,689	66,889,785

Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	December 31,
	2011	2012
1) Egencia (refer to a3)	5,063,125	5,215,706
2) Hotels.com (refer to a4)	987,489	-
3) EAN.com, LP (refer to a5)	761,204	4,040,987
4) Expedia (refer to a6)	224,131	236,001
5) Kuxun (refer to b4)	46,458	185,375
6) Tencent (refer to c1)	1,205,734	8,024,273
7) Tencent (refer to c2)	1,500,000	5,000,000
8) Tencent (refer to c3)	-	127,100
9) Tencent (refer to c4)	-	300,000
10) Expedia (refer to d3)	258,747	374,575
11) 2010 Affiliate Company (refer to f1)	1,585,587	-
12) 2010 Affiliate Company (refer to f2)	-	134,760
Amounts due from related parties	11,632,475	23,638,777

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	December 31,
	2011	2012
1) Egencia (refer to a3)	551,593	710,919
2) Egencia (refer to a3)	532,450	-
3) EAN.com, LP (refer to a5)	-	33,952,245
4) Expedia (refer to a7)	-	40,713,108
5) TripAdvisor China (refer to b2)	175,380	201,337
6) Kuxun (refer to b3)	354,949	631,545
7) Tencent (refer to c2)	911,935	1,219,482
8) Tencent (refer to c4)	-	340,625
9) Expedia (refer to d1)	9,464	221,852
10) Expedia (refer to d2)	-	295,419
11) 2010 Affiliate Company (refer to f1)	-	5,602,708
12) 2010 Affiliate Company (refer to f2)	88,681	36,183
13) First 2012 Affiliate Company (refer to g)	-	311,025
14) Second 2012 Affiliate Company (refer to h)	-	5,398,068
Amounts due to related parties	2,624,452	89,634,516

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured on Recurring and Non-recurring Basis

Assets disclosed at fair value as of December 31, 2011 are summarized as below:

		Fair value disclosure as of December 31, 2011 using
	Total fair value as of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosures
Cash equivalents (time deposits)	411,541,909		411,541,909
Restricted cash (time deposits)	61,400,000		61,400,000
Short-term investments (time deposits)	1,433,424,847		1,433,424,847

Assets and liabilities measured or disclosed at fair value as of December 31, 2012 are summarized as below:

		Fair value measurement or disclosure as of December 31, 2012 using
	Total fair value as of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges

Fair value disclosures
Cash equivalents (time deposits)	311,037,062		311,037,062
Restricted cash (time deposits)	61,400,000		61,400,000
Short-term investments (time deposits)	1,581,502,010		1,581,502,010
Other current assets (employee loan)	2,281,675		2,281,675
Other non-current assets (employee loan)	7,689,911		7,689,911
Accrued expenses and other current liabilities (contingent purchase consideration)	6,900,334			6,900,334

Non-recurring fair value measurements
Investment in non-consolidated affiliates (First 2012 Affiliate Company)	-			-	(4,812,242)
Intangible assets	239,233			239,233	(2,237,567)
Total assets measured at fair value	239,233	-	-	239,233	(7,049,809)

ORGANIZATION AND DESCRIPTION OF BUSINESS (Schedule of Variable Interest Entities) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Consolidated VIE [Member] CNY	Dec. 31, 2011 Consolidated VIE [Member] CNY	Dec. 31, 2010 Consolidated VIE [Member] CNY	Dec. 31, 2012 Consolidated VIE [Member] USD ($)
Variable Interest Entity [Line Items]
Current assets	$ 352,411,683	2,195,560,033	2,053,428,146		199,203,364	160,854,702		$ 31,974,344
Non-current assets	44,162,196	275,072,592	157,289,783		82,265,309	51,609,571		13,204,493
Total assets	396,563,879	2,470,632,625	2,210,717,929		281,468,673	212,464,273		45,178,837
Current liabilities	69,448,769	432,672,772	203,199,364		151,614,207	104,222,335		24,335,758
Total non-current liabilities	174,249	1,085,590	1,535,790		85,590	49,259		13,738
Total liabilities	69,623,018	433,758,362	204,735,154		151,699,797	104,271,594		24,349,496
Total net assets					129,768,876	108,192,679		20,829,341
Net revenues	127,960,868	797,209,003	624,998,914	512,018,583	205,647,992	165,990,943	155,376,480
Net income	$ 75,645	471,278	39,270,319	20,628,408	8,165,122	28,701,457	32,230,442

ORGANIZATION AND DESCRIPTION OF BUSINESS (Narrative) (Details)	12 Months Ended	0 Months Ended			0 Months Ended					0 Months Ended							0 Months Ended			0 Months Ended
	Dec. 31, 2011 CNY	May 16, 2011 Tencent [Member] USD ($)	May 16, 2011 Tencent [Member] CNY	Dec. 31, 2012 Tencent [Member]	May 16, 2011 Expedia [Member] USD ($)	May 16, 2011 Expedia [Member] CNY	Dec. 31, 2012 Expedia [Member]	Dec. 31, 2012 High-vote ordinary shares [Member]	Dec. 31, 2011 High-vote ordinary shares [Member]	May 16, 2011 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2011 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2011 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	May 16, 2011 Ordinary shares [Member] Tencent [Member]	Dec. 31, 2012 Ordinary shares [Member] Tencent [Member]	Dec. 31, 2011 Ordinary shares [Member] Tencent [Member]	May 16, 2011 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2011 Ordinary shares [Member] Expedia [Member]
Shares issued										5,038,500							6,031,500			5,400,500
Shares issued, value	548,738,742	$ 84,306,565	548,738,742		$ 41,160,160	267,906,836
Ordinary shares, issued shares								33,589,204	33,589,204		5,038,500	5,038,500	28,550,704	28,550,704	39,656,088	38,954,340		6,031,500	6,031,500		17,286,657	17,286,657
Ownership percentage				15.00%			83.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 ADS [Member] CNY	Dec. 31, 2011 ADS [Member]	Dec. 31, 2010 ADS [Member]	Dec. 31, 2012 Minimum [Member] Leasehold improvements [Member]	Dec. 31, 2012 Maximum [Member] Leasehold improvements [Member]
Summary Of Accounting Policies [Line Items]
Renminbi exchange rate to USD	6.2301	6.2301
Restricted cash		61,400,000	61,400,000
Short-term investments	253,848,575	1,581,502,010	1,433,424,847
Estimated useful life								1 year	10 years
Impairment on equity method investment	(772,418)	(4,812,242)
Contributions to employee benefit plans		49,425,246	37,565,582	33,403,334
Advertising expenses		230,497,404	87,946,441	58,190,789
Prepaid marketing expenses		15,558,562	7,562,484
Repurchase of ordinary shares, shares					158,233
Value of stock repurchased		(12,750,725)			2,000,000
Shares issued from previously repurchased					350,874	399,586	140,036
Employee loan program, maximum amount		100,000,000
Payments to fund employee loans		11,310,806
Employee loans, current		2,281,675
Employee loans, noncurrent		7,689,911

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Capitalized software development cost [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer equipment and purchased system software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer equipment and purchased system software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years

ACQUISITIONS (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011
ACQUISITIONS [Abstract]
Indemnification asset	371,000
Intangible assets with definite lives	9,850,000
Goodwill	16,350,334
Total purchase consideration	26,571,334
Contingent purchase consideration	19,300,000
Contingent purchase consideration, amount paid	6,000,000
Second maximum contingent consideration	9,000,000
Contingent purchase consideration, present current value	6,900,334

ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	129,476,266	84,634,677
Allowance for doubtful accounts	(1,503,621)	(1,323,490)	(304,796)	(348,862)
Accounts receivable, net	127,972,645	83,311,187

ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE [Abstract]
Balance at the beginning of year	1,323,490	304,796	348,862
Additions/(reversals) charged to bad debt expense	1,137,574	1,576,739	(209,845)
Reversals/(write-offs) charged against the allowance	(957,443)	(558,045)	165,779
Balance at the end of year	1,503,621	1,323,490	304,796

PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Computer equipment [Member] CNY	Dec. 31, 2011 Computer equipment [Member] CNY	Dec. 31, 2012 Furniture and office equipment [Member] CNY	Dec. 31, 2011 Furniture and office equipment [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Purchased software [Member] CNY	Dec. 31, 2011 Purchased software [Member] CNY	Dec. 31, 2012 Capitalized software development costs [Member] CNY	Dec. 31, 2011 Capitalized software development costs [Member] CNY	Dec. 31, 2010 Capitalized software development costs [Member] CNY	Dec. 31, 2012 Software development projects in progress [Member] CNY	Dec. 31, 2011 Software development projects in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					79,251,862	55,602,672	9,473,470	7,806,643	11,342,046	7,737,400	31,855,569	27,659,057	60,764,100	45,585,121		1,046,110	302,442
Less: accumulated depreciation and amortization		(121,370,971)	(100,463,597)										(11,530,416)	(9,818,104)	(7,716,376)
Property and equipment, net (note 5)	11,614,932	72,362,186	44,229,738										21,210,566	17,108,334
Depreciation expense	$ 4,323,336	26,934,818	21,286,199	19,384,294

INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] CNY	Dec. 31, 2010 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2011 Affiliate Company [Member] CNY	Dec. 31, 2011 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY
Schedule of Equity Method Investments [Line Items]
Investment in non-consolidated affiliates (note 6)	$ 6,746,437	42,030,976	15,548,648	13,103,822	12,926,810	12,680,000	2,621,838		28,927,154

INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate, Carrying Amount and Share of Net Income) (Details)	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] CNY	Apr. 27, 2011 2011 Affiliate Company [Member] CNY	Feb. 23, 2012 2011 Affiliate Company [Member] CNY	Dec. 31, 2012 2011 Affiliate Company [Member] CNY	Dec. 31, 2011 2011 Affiliate Company [Member] CNY	Feb. 09, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 14, 2012 Second 2012 Affiliate Company [Member]	Nov. 15, 2012 Second 2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Balance at the beginning of the year		15,548,648			12,926,810	12,680,000			2,621,838
Addition due to investment in equity affiliate										3,500,000		5,600,000	28,927,154
Disposal of investment in non-consolidated affiliate									(2,190,117)
Total investment in equity affiliate - cost									(2,190,117)	3,500,000		5,600,000
Share of net income (loss) in non-consolidated affiliate					180,012	249,810			(431,721)	(878,162)		(787,758)
Amortization of identifiable intangible assets, net of tax	(169,531)	(1,056,197)	(547,200)	(642,453)	(3,000)	(3,000)
Total booked value under equity method					177,012	246,810
Impairment on equity method investment	(772,418)	(4,812,242)										(4,812,242)
Carrying value at the end of the year	6,746,437	42,030,976	15,548,648		13,103,822	12,926,810				2,621,838			28,927,154
Ownership percentage											30.00%		35.00%	14.00%	21.00%
Payments to acquire equity method investments	4,854,200	30,242,154	9,000,000	7,180,000			3,500,000				5,600,000		24,642,154
Proceeds from sale of equity method investment								3,500,000
Gain (loss) on sale of equity method investment								1,309,883
Accrued expenses and other current liabilities	$ 31,937,026	198,970,866	127,803,167										4,285,000

INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Purchase Price Allocation) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 14, 2012 Second 2012 Affiliate Company [Member]	Nov. 15, 2012 Second 2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Fair value of net assets acquired				752,396
Identifiable intangible assets				10,180,016
Deferred tax liabilities arising from the acquisition				(2,545,004)
Goodwill				20,539,746
Total purchase price	$ 6,746,437	42,030,976	15,548,648	28,927,154
Ownership interest				35.00%	14.00%	21.00%

INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Intangible Assets, Finite and Indefinite) (Details) (Second 2012 Affiliate Company [Member], CNY)	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets	10,180,016
Trade name [Member]
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets	10,180,016

GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill) (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Goodwill at the beginning of the year	61,060,783	61,060,783	$ 12,484,891
Addition due to acquisition	16,721,334
Goodwill at the end of the year	77,782,117	61,060,783	$ 12,484,891

GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Intangible assets with indefinite lives		1,740,000	3,600,000
Intangible assets with definite lives, net		12,972,153	1,708,267
Total intangible assets, net	$ 2,361,463	14,712,153	5,308,267

GOODWILL AND INTANGIBLE ASSETS (Schedule of Acquired Indefinite-Lived Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets	371,000
Less: charges related to intangible assets	(1,860,000)
Total intangible assets with indefinite lives, net	1,740,000	3,600,000
Trade name [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets	3,600,000	3,600,000

GOODWILL AND INTANGIBLE ASSETS (Schedule of Acquired Finite-Lived Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization charges related to intangible assets	(7,007,170)	(5,950,973)
Impairment charges	(377,567)
Total intangible assets with definite lives, net	12,972,153	1,708,267
Useful lives of intangible assets with definite lives, in years	5 years
Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets with definite lives, in years	3 years
Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets with definite lives, in years	5 years
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	10,191,240	6,291,240
Trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,070,000	120,000
Copyrights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	192,000	192,000
Internet domain names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,903,650	1,056,000

GOODWILL AND INTANGIBLE ASSETS (Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
GOODWILL AND INTANGIBLE ASSETS [Abstract]
2013		3,703,930
2014		3,663,396
2015		3,446,797
2016		1,349,530
2017		808,500
Total		12,972,153	1,708,267
Amortization expense	$ 169,531	1,056,197	547,200	642,453

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare		26,410,878	20,056,636
Accrued loyalty point program expenses		17,440,601	13,261,223
Accrued commission to third-party distribution partners		10,650,853	7,911,693
Accrued advertisement expense		8,957,787	1,662,040
Tax-related payables		4,014,812	4,014,812
Other accrued expenses		18,356,333	13,702,496
Other payables		10,162,939	10,385,062
Advances and deposits from customers		21,815,833	29,981,078
Business and other taxes		7,326,445	3,948,394
Payable to former shareholders	318,415	1,994,540	1,999,427
Payable for investment in non-consolidated affiliates		2,856,000
Accrued purchase consideration		13,300,000		11,000,000
Contingent purchase consideration		6,900,334
eCoupon program virtual cash liability		48,783,511	20,880,306
Total accrued expenses and other current liabilities	$ 31,937,026	198,970,866	127,803,167

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Apr. 30, 2006 Billable Development Ltd., Guiying Wang and Yijie Wang [Member] CNY	Dec. 31, 2009 Yijie Wang [Member] CNY	Dec. 31, 2010 Billable Development Ltd. [Member] CNY	Dec. 31, 2010 Guiying Wang [Member] CNY
Change in restricted cash			800,000	600,000	3,334,151	(71,206)	(2,687,754)	(74,336)
Payable to former shareholders	$ 318,415	1,994,540	1,999,427

INCOME TAXES (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Statue of limitations period	3 years
Decrease in valuation allowance			(3,680,149)
Valuation allowance	(603,355)	(523,218)
Temporary differences related to investments in subsidiaries	109,000,000	118,000,000
Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate		25.00%
Shenzhen branches [Member]
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%
Preferential tax rate		24.00%
Expedia [Member]
Income Tax Applicable Tax Rates [Line Items]
Percentage of voting power	83.00%
2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	285,867
2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	753,895
2015 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	561,302
2016 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	6,847,027
2017 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	5,282,264
High New Technology Enterprise [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | Beijing Xici [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%
Extended period [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	5 years
Transferring price issues [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	10 years

INCOME TAXES (Schedule of Income Before Taxes) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Cayman		8,452,012	(30,010,398)	(39,345,451)
China		(18,142,299)	80,657,817	66,866,024
Income/(loss) before income tax expense/(benefit)	$ (1,555,399)	(9,690,287)	50,647,419	27,520,573

INCOME TAXES (Schedule Of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Current		17,461,835	16,173,522	13,968,847
Deferred	(5,373,607)	(33,478,109)	(5,427,774)	(7,076,682)
Income tax expense	$ (2,570,789)	(16,016,274)	10,745,748	6,892,165

INCOME TAXES (Schedule of Components of Deferred Income Tax Expense (Benefit)) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Deferred income tax expense (benefit) (excluding decrease in the valuation allowance for deferred tax assets)		(33,558,246)	(5,180,693)	(2,574,290)
Increase/(decrease) in the valuation allowance for deferred tax assets		80,137	(247,081)	(4,502,392)
Deferred income tax expense (benefit)	$ (5,373,607)	(33,478,109)	(5,427,774)	(7,076,682)

INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed expected tax expense/(benefit) at PRC statutory rates		(2,422,822)	12,661,855	6,880,143
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense		80,137	(247,081)	(4,502,392)
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates		(11,564,098)	264,341	(104,396)
Expired net operating loss carry forwards		49,255	135,631	1,030,521
Effect of differing tax rates in different jurisdictions inside PRC		1,274,237	(8,355,753)	(6,397,170)
Effect of differing tax rates in jurisdictions outside PRC		(2,067,506)	7,508,369	9,837,757
Prior year tax return true up		(1,810,759)	(1,802,466)	55,634
Non deductible entertainment expenses		170,020	137,064	113,613
Non deductible allowance for doubtful accounts		294,435	397,702	73,374
Others		(19,173)	46,086	(94,919)
Income tax expense	$ (2,570,789)	(16,016,274)	10,745,748	6,892,165

INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets, current:
eCoupon program virtual cash liability	8,564,159	3,611,012
Accrued expenses	6,798,900	4,909,726
Advertising and promotional fee		2,780,768
Total gross deferred tax assets, current	15,363,059	11,301,506
Less: valuation allowance	(20,694)	(38,837)
Net deferred tax assets, current	15,342,365	11,262,669
Deferred tax assets, non-current:
Operating loss carryforwards	3,432,589	2,396,878
Property and equipment	251,204	176,508
Advertising and promotional fee	27,936,088
Total gross deferred tax assets, non-current	31,619,881	2,573,386
Less: valuation allowance	(582,661)	(484,381)
Net deferred tax assets, non-current	31,037,220	2,089,005
Deferred tax liabilities, non-current:
Software capitalization	40,591	490,789
Total deferred tax liabilities, non-current (included in "other liabilities")	40,591	490,789

COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases [Line Items]
2013	14,551,315
2014	12,243,893
2015	10,713,252
2016	2,215,416
2017	2,477,455
2018 and thereafter	12,188,760
Total	54,390,091
Rent expense	18,941,363	14,006,416	12,465,520
Deposit from Beijing Air	25,000,000
Escrow bank account, deposit	60,000,000
Guarantee arrangements	107,000,000	107,000,000
Second Two Years [Member]
Operating Leases [Line Items]
Annual rent payment	1,905,734
Years Five To Seven [Member]
Operating Leases [Line Items]
Annual rent payment	2,477,455
Years Eight To Ten [Member]
Operating Leases [Line Items]
Annual rent payment	2,858,602

SHARE-BASED COMPENSATION (Narrative) (Details)	12 Months Ended						12 Months Ended								12 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cash-settled performance units [Member] CNY	Dec. 31, 2011 Cash-settled performance units [Member] CNY	Dec. 31, 2012 Equity-settled performance units [Member] CNY	Dec. 31, 2011 Equity-settled performance units [Member] CNY	Dec. 31, 2010 Equity-settled performance units [Member] CNY	Dec. 31, 2012 Period One [Member] Cash-settled performance units [Member]	Dec. 31, 2012 Period Two [Member] Cash-settled performance units [Member]	Dec. 31, 2012 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2011 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 ADS [Member] USD ($)	Dec. 31, 2012 2001 Plan [Member]	Dec. 31, 2012 2001 Plan [Member] Ordinary shares [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2012 2004 Plan [Member] Cash-settled performance units [Member]	Dec. 31, 2012 2004 Plan [Member] Period One [Member]	Dec. 31, 2012 2004 Plan [Member] Period Two [Member]	Dec. 31, 2012 2004 Plan [Member] Ordinary shares [Member]	Aug. 04, 2004 2004 Plan [Member] Ordinary shares [Member] CNY	Dec. 31, 2012 2009 Plan [Member]	Dec. 31, 2012 2009 Plan [Member] Equity-settled performance units [Member] CNY	Dec. 31, 2012 2009 Plan [Member] Period One [Member]	Dec. 31, 2012 2009 Plan [Member] Period Two [Member]	Dec. 31, 2012 2009 Plan [Member] Ordinary shares [Member]	Dec. 31, 2012 2009 Plan [Member] Ordinary shares [Member] Period One [Member]	Dec. 31, 2012 2009 Plan [Member] Ordinary shares [Member] Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant																4,000,000					4,000,000						3,000,000
Authorized grants increase																5,500,000												6,000,000	12,000,000
Minimum vesting period										2 years
Vesting period for plan										5 years	3 years													2 years
Stock option expiration period															10 years				5 years	10 years					5 years	6 years
Period during which options are exercisable																			3 years	5 years					3 years	5 years
Fair value of options vested	$ 2,534,505	15,790,217	10,069,531	4,335,267
Fair value of options exercised		14,032,122	34,773,364	13,410,596
Fair value of performance units, vested							6,830,623	8,714,416	6,072,534
Price per share	$ 7.415													$ 14.83								5.25
Plan modification, options granted																								1,169,406
Number of Shares, Granted																		20,406						1,848,210
Options granted																							1,489,662
Incremental share-based compensation cost																								24,302,043
Exercised options to purchase													144,107		2,116		41,480						462,986
Options exercised, forfeited or expired												707,143
Unrecognized compensation cost related to non-vested stock options		70,657,237
Unrecognized compensation cost, recognition period	2 years 7 months 28 days	2 years 7 months 28 days
Common stock available for issuance												4,286										711,429
Accrued expenses and other current liabilities	31,937,026	198,970,866	127,803,167		892,697	1,004,262
Options cancelled																	302,762						1,158,984
Cash paid to settle performance units		948,780	1,149,517

SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share	3.17	2.38	2.2
Expected volatility	61.00%	52.00%	49.00%
Expected dividends
Expected life	2 years 7 months 13 days	2 years 8 months 16 days	2 years 11 months 1 day
Risk-free interest rate (per annum)	0.34%	0.93%	1.15%

SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details)	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 2001 Plan [Member] CNY	Dec. 31, 2012 2001 Plan [Member] USD ($)	Dec. 31, 2012 2004 Plan [Member] CNY	Dec. 31, 2012 2004 Plan [Member] USD ($)	Dec. 31, 2012 2009 Plan [Member] CNY	Dec. 31, 2012 2009 Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at beginning of year	24,852	22,736	706,922	343,322	3,657,749	2,963,034
Number of Shares, Granted					1,489,662
Number of Shares, Exercised	(2,116)		(41,480)		(462,986)
Number of Shares, Forfeited			(19,358)		(531,404)
Number of Shares, Cancelled			(302,762)		(1,158,984)
Number of Shares, Expired					(31,003)
Number of Shares, Outstanding at end of year		22,736		343,322		2,963,034
Number of Shares, Exercisable at end of year		22,736		232,703		672,967
Number of Shares, Vested and expected to vest at end of year		22,736		325,150		2,549,813
Weighted Average Exercise Price, Outstanding at beginning of year	1.53		7.08		6.14
Weighted Average Exercise Price, Granted					8.3
Weighted Average Exercise Price, Exercised	1.53		5.18		4.37
Weighted Average Exercise Price, Forfeited			5.59		7.09
Weighted Average Exercise Price, Cancelled			8.82		7.42
Weighted Average Exercise Price, Expired					6.81
Weighted Average Exercise Price, Outstanding at end of year	1.53		5.86		6.82
Weighted Average Exercise Price, Vested and expected to vest at end of year	1.53		5.73		6.75
Weighted Average Exercise Price, Exercisable at end of year	1.53		4.59		4.8
Weighted Average Remaining Contractual Term, Outstanding at end of year	1 year		4 years 8 months 1 day		3 years 2 months 5 days
Weighted Average Remaining Contractual Term, Vested and expected to vest at end of year	1 year		4 years 6 months 15 days		3 years 1 month 24 days
Weighted Average Remaining Contractual Term, Exercisable at end of year	1 year		3 years 4 months 13 days		1 year 11 months 19 days
Aggregated Intrinsic Value, Outstanding at end of year		$ 134		$ 679		$ 2,824
Aggregate Intrinsic Value, Vested and expected to vest at end of year		134		673		2,584
Aggregate Intrinsic Value, Exercisable at end of year	134			$ 661		$ 1,761

SHARE-BASED COMPENSATION (Schedule of Stock Options Outstanding and Exercisable) (Details) (CNY)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	3,329,092
Options Outstanding, Weighted Average Exercise Price Per Share	6.68
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 3 months 26 days
Options Exercisable, Shares	928,406
Options Exercisable, Weighted Average Exercise Price	4.67
$ 0.10 - $ 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	0.1
Range of exercise price, upper limit	2
Options Outstanding, Shares	22,736
Options Outstanding, Weighted Average Exercise Price Per Share	1.53
Options Outstanding, Weighted Average Remaining Contractual Life	1 year
Options Exercisable, Shares	22,736
Options Exercisable, Weighted Average Exercise Price	1.53
$ 2.01 - $ 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	2.01
Range of exercise price, upper limit	4
Options Outstanding, Shares	349,342
Options Outstanding, Weighted Average Exercise Price Per Share	3.24
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 8 months 19 days
Options Exercisable, Shares	349,342
Options Exercisable, Weighted Average Exercise Price	3.24
$ 4.01 - $ 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	4.01
Range of exercise price, upper limit	6
Options Outstanding, Shares	757,848
Options Outstanding, Weighted Average Exercise Price Per Share	5.54
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 5 months
Options Exercisable, Shares	455,103
Options Exercisable, Weighted Average Exercise Price	5.43
$ 6.01 - $ 8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	6.01
Range of exercise price, upper limit	8
Options Outstanding, Shares	1,207,328
Options Outstanding, Weighted Average Exercise Price Per Share	6.92
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 4 months 10 days
Options Exercisable, Shares	98,459
Options Exercisable, Weighted Average Exercise Price	6.79
$ 8.01 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	8.01
Range of exercise price, upper limit	10
Options Outstanding, Shares	960,900
Options Outstanding, Weighted Average Exercise Price Per Share	8.54
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months 18 days
Options Exercisable, Shares	1,332
Options Exercisable, Weighted Average Exercise Price	9.11
$10.01 - $12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	10.01
Range of exercise price, upper limit	12
Options Outstanding, Shares	30,938
Options Outstanding, Weighted Average Exercise Price Per Share	10.91
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 6 months 15 days
Options Exercisable, Shares	1,434
Options Exercisable, Weighted Average Exercise Price	10.46

SHARE-BASED COMPENSATION (Summary of Performance Units Activity) (Details) (CNY)	12 Months Ended
Dec. 31, 2012
2004 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance at beginning of year	342,322
Number of Shares, Settled	(168,634)
Number of Shares, Forfeited	(30,092)
Number of Shares, Balance at end of year	143,596
Number of Shares, Vested and expected to vest at end of year	100,329
Weighted average grant date fair value, Balance at beginning of year	4.01
Weighted average grant date fair value, Settled	4.12
Weighted average grant date fair value, Forfeited	4.08
Weighted average grant date fair value, Balance at end of year	3.86
Weighted average grant date fair value, Vested and expected to vest at end of year	3.84
2004 Plan [Member] | Cash-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance at beginning of year	56,686
Number of Shares, Granted	20,406
Number of Shares, Settled	(20,097)
Number of Shares, Balance at end of year	56,995
2009 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance at beginning of year	112,144
Number of Shares, Granted	1,848,210
Number of Shares, Settled	(26,532)
Number of Shares, Forfeited	(49,054)
Number of Shares, Balance at end of year	1,884,768
Number of Shares, Vested and expected to vest at end of year	1,551,431
Weighted average grant date fair value, Balance at beginning of year	10.23
Weighted average grant date fair value, Granted	7.88
Weighted average grant date fair value, Settled	10.27
Weighted average grant date fair value, Forfeited	8.56
Weighted average grant date fair value, Balance at end of year	7.96
Weighted average grant date fair value, Vested and expected to vest at end of year	7.96

SHARE-BASED COMPENSATION (Schedule of Share-Based Compensation Expense) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	29,948,523	21,922,364	18,543,568
Cost of services [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	1,932,101	1,374,392	1,192,063
Service development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	11,459,551	7,625,962	6,533,851
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	4,322,004	3,619,997	3,394,531
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	12,234,867	9,302,013	7,423,123

ORDINARY SHARES (Details)	12 Months Ended	0 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended						0 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY	May 16, 2011 Expedia [Member] USD ($)	May 16, 2011 Expedia [Member] CNY	Dec. 31, 2012 Expedia [Member]	May 16, 2011 TCH Sapphire Limited [Member] USD ($)	May 16, 2011 TCH Sapphire Limited [Member] CNY	Dec. 31, 2011 TCH Sapphire Limited [Member]	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	Dec. 31, 2012 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	Dec. 31, 2011 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2011 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	Dec. 31, 2010 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2010 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	May 16, 2011 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2011 Ordinary shares [Member] Expedia [Member]	May 16, 2011 Ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2012 Ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2011 Ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2012 High-vote ordinary shares [Member]	Dec. 31, 2011 High-vote ordinary shares [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2011 High-vote ordinary shares [Member] Expedia [Member]	May 16, 2011 High-vote ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2011 High-vote ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2012 ADS [Member]	Dec. 31, 2011 ADS [Member]	Dec. 31, 2010 ADS [Member]	Dec. 31, 2012 ADS [Member] Brokers [Member]	Dec. 31, 2011 ADS [Member] Brokers [Member]	Dec. 31, 2010 ADS [Member] Brokers [Member]
Shares issued										701,748	701,748	2,783,209	2,783,209	1,917,894	1,917,894	5,400,500			6,031,500							5,038,500						3,730	3,730	3,730
Shares issued, value	548,738,742	$ 41,160,160	267,906,836		$ 84,306,565	548,738,742				$ 2,241,138	14,181,963	$ 5,379,723	34,682,960	$ 2,031,908	13,410,596
Ordinary shares, issued shares								39,656,088	38,954,340								17,286,657	17,286,657		6,031,500	6,031,500	33,589,204	33,589,204	28,550,704	28,550,704		5,038,500	5,038,500
Percentage of outstanding shares held																								85.00%	85.00%		15.00%
Percentage of voting power				83.00%			15.00%
Number of votes per share								1														15
Shares issued from previously repurchased																													350,874	399,586	140,036

NET INCOME PER SHARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
NET INCOME PER SHARE [Abstract]
Net income	$ 75,645	471,278	39,270,319	20,628,408
Denominator for basic net income per share:
Weighted average number of shares outstanding	68,833,132	68,833,132	60,455,723	48,377,733
Dilutive effect of stock options	478,827	478,827	1,528,097	2,753,096
Dilutive effect of performance units	130,579	130,579	314,211	524,319
Dilutive effect of warrants	42	42	110	108
Weighted average shares outstanding used in computing diluted net (loss) income per share	69,442,580	69,442,580	62,298,141	51,655,256
Denominator for diluted net income per share:
Basic net income per share	$ 0.001	0.01	0.65	0.43
Diluted net income per share	$ 0.001	0.01	0.63	0.4

RISKS AND CONCENTRATION (Details)	12 Months Ended
Dec. 31, 2012
Revenues [Member]
Concentration Risk [Line Items]
Base of risk percentage for customers	10.00%
Accounts receivable [Member]
Concentration Risk [Line Items]
Base of risk percentage for customers	10.00%

SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Hotel [Member] CNY		Dec. 31, 2011 Hotel [Member] CNY		Dec. 31, 2010 Hotel [Member] CNY		Dec. 31, 2012 Air [Member] CNY		Dec. 31, 2011 Air [Member] CNY		Dec. 31, 2010 Air [Member] CNY		Dec. 31, 2012 Other [Member] CNY		Dec. 31, 2011 Other [Member] CNY		Dec. 31, 2010 Other [Member] CNY		Dec. 31, 2012 Corporate [Member] CNY		Dec. 31, 2011 Corporate [Member] CNY		Dec. 31, 2010 Corporate [Member] CNY
Segment Reporting Information [Line Items]
Revenues	$ 127,960,868	797,209,003		624,998,914		512,018,583		608,318,596		447,876,567		346,448,868		123,754,276		125,094,628		123,092,052		65,136,131		52,027,719		42,477,663
Business tax, VAT and surcharges	(8,501,427)	(52,964,739)		(38,821,932)		(30,101,947)		(34,065,841)		(24,633,211)		(17,447,565)		(6,930,239)		(6,880,205)		(6,770,063)		(11,968,659)		(7,308,516)		(5,884,319)
Cost of services	(32,796,140)	(204,323,233)	[1]	(154,864,206)	[2]	(136,889,793)	[3]	(125,366,740)	[1]	(84,039,659)	[2]	(59,774,578)	[3]	(63,938,936)	[1]	(60,595,087)	[2]	(65,686,554)	[3]	(13,085,456)	[1]	(8,855,068)	[2]	(10,236,598)	[3]	(1,932,101)	[1]	(1,374,392)	[2]	(1,192,063)	[3]
Service development expenses	(20,459,971)	(127,467,665)	[1]	(97,096,821)	[2]	(80,045,838)	[3]	(55,063,247)	[1]	(33,630,403)	[2]	(24,104,919)	[3]	(5,887,607)	[1]	(7,543,224)	[2]	(7,486,971)	[3]	(16,805,745)	[1]	(13,899,801)	[2]	(12,053,536)	[3]	(49,711,066)	[1]	(42,023,393)		(36,400,412)	[3]
Unallocated operating expenses:
Sales and marketing	(66,185,674)	(412,343,366)		(230,945,011)		(167,322,622)																				(412,343,366)		(230,945,011)		(167,322,622)
General and administrative	(10,107,041)	(62,967,875)		(53,239,111)		(49,944,996)		(7,293,870)		(5,999,791)		(2,704,069)		(4,655,934)		(4,366,354)		(5,816,013)		(322,433)		(103,494)				(50,695,638)		(42,769,472)		(41,424,914)
Amortization of intangible assets	(169,531)	(1,056,197)		(547,200)		(642,453)																				(1,056,197)		(547,200)		(642,453)
Charges related to property and equipment and intangible assets	(359,154)	(2,237,567)		(152,412)																						(2,237,567)		(152,412)
Income/(loss) from operations	(10,618,070)	(66,151,639)		49,332,221		47,070,934		386,528,898		299,573,503		242,417,737		42,341,560		45,709,758		37,332,451		22,953,838		21,860,840		14,303,210		(517,975,935)		(317,811,880)		(246,982,464)
Total other income	9,062,671	56,461,352		1,315,198		(19,550,361)																				56,461,352		1,315,198		(19,550,361)
Income/(loss) from operations before income tax expense/(benefit)	(1,555,399)	(9,690,287)		50,647,419		27,520,573		386,528,898		299,573,503		242,417,737		42,341,560		45,709,758		37,332,451		22,953,838		21,860,840		14,303,210		(461,514,583)		(316,496,682)		(266,532,825)
Depreciation expense								16,640,301		10,216,747		7,392,731		3,200,608		3,052,706		3,353,680

[1]	Depreciation expense of RMB16,640,301 and RMB3,200,608 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.
[2]	Depreciation expense of RMB10,216,747 and RMB3,052,706 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.
[3]	Depreciation expense of RMB7,392,731 and RMB3,353,680 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended																			12 Months Ended											1 Months Ended	12 Months Ended													7 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Expedia [Member] CNY	Dec. 31, 2011 Expedia [Member] CNY	Dec. 31, 2010 Expedia [Member] CNY	Dec. 31, 2009 Expedia [Member] CNY	Dec. 31, 2011 Expedia [Member] Consulting fees [Member] CNY	Dec. 31, 2010 Expedia [Member] Consulting fees [Member] CNY	Dec. 31, 2012 Expedia [Member] CNY	Dec. 31, 2011 Expedia [Member] CNY	Dec. 31, 2010 Expedia [Member] CNY	Dec. 31, 2012 Egencia [Member] CNY	Dec. 31, 2011 Egencia [Member] CNY	Dec. 31, 2010 Egencia [Member] CNY	Dec. 31, 2011 Egencia [Member] Commission [Member] CNY	Dec. 31, 2012 Egencia [Member] Deposit [Member] CNY	Dec. 31, 2011 Egencia [Member] Deposit [Member] CNY	Dec. 31, 2012 Egencia [Member] CNY	Dec. 31, 2011 Egencia [Member] CNY	Dec. 31, 2010 Egencia [Member] CNY	Dec. 31, 2012 Hotels.com [Member] CNY	Dec. 31, 2011 Hotels.com [Member] CNY	Dec. 31, 2010 Hotels.com [Member] CNY	Dec. 31, 2012 EAN.com, L.P [Member] CNY	Dec. 31, 2011 EAN.com, L.P [Member] CNY	Dec. 31, 2010 EAN.com, L.P [Member] CNY	Dec. 31, 2011 EAN.com, L.P [Member] Commission [Member] CNY	Dec. 31, 2011 Qatar Airways [Member] CNY	May 31, 2009 TripAdvisor [Member]	Dec. 31, 2012 TripAdvisor [Member] CNY	Dec. 31, 2011 TripAdvisor [Member] CNY	Dec. 31, 2010 TripAdvisor [Member] CNY	Dec. 31, 2012 Kuxun [Member] CNY	Dec. 31, 2011 Kuxun [Member] CNY	Dec. 31, 2010 Kuxun [Member] CNY	Dec. 31, 2012 Tencent [Member] CNY	Dec. 31, 2011 Tencent [Member] CNY	Dec. 31, 2010 Tencent [Member] CNY	Dec. 31, 2012 Tencent [Member] Commission [Member] CNY	Dec. 31, 2011 Tencent [Member] Commission [Member] CNY	Dec. 31, 2012 Tencent [Member] Deposit [Member] CNY	Dec. 31, 2011 Tencent [Member] Deposit [Member] CNY	Dec. 31, 2011 Tencent [Member] Processing fee charge [Member] CNY	Dec. 31, 2012 Tencent [Member] CNY	Dec. 31, 2011 Tencent [Member] CNY	Dec. 31, 2010 Tencent [Member] CNY	Dec. 31, 2012 Tencent [Member] Deposit [Member] CNY	Dec. 31, 2012 Tencent [Member] CNY	Dec. 31, 2011 Tencent [Member] CNY	Dec. 31, 2010 Tencent [Member] CNY	Dec. 31, 2012 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] CNY	Dec. 31, 2010 2010 Affiliate Company [Member] CNY	Dec. 31, 2012 2010 Affiliate Company [Member] Commission [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] Commission [Member] CNY	Dec. 31, 2012 2010 Affiliate Company [Member] CNY	Dec. 31, 2011 2010 Affiliate Company [Member] CNY	Dec. 31, 2010 2010 Affiliate Company [Member] CNY	Dec. 31, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2011 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2010 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2011 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2010 Second 2012 Affiliate Company [Member] CNY
Related Party Transaction [Line Items]
Commission, advertising and other expenses		66,889,785	40,435,689	6,198,899			1,368,826	9,723,349			295,419												314,866	228,579	43,767							3,422,325	5,901,772	2,548,405	5,175,662	5,812,043	2,237,901	84,196	29,547			1,783,766			29,547	72,900				340,625			45,188,643	26,659,297			26,659,297	176,298	20,685		2,650,942
Commission, advertising and other revenues		32,693,858	14,963,277	6,296,578	394,003	407,474							31,553	44,358	47,154	17,396				198,631	97,378	2,421	5,326,181	3,648,431	1,416,719	26,127,688	10,112,820	4,828,489							339,669	650,020																												263,328
Related party revenue														44,358	47,154	17,396	97,378						5,326,181	3,648,431	1,416,719				10,112,820	407,474						650,020					9,167,909															176,298	20,685
Amounts due to related parties		89,634,516	2,624,452		40,713,108			854,541			221,852	9,464		710,919	551,593				532,450		532,450					33,952,245						201,337	175,380		631,545	354,949										340,625							5,602,708	88,681				36,183			311,025			5,398,068
Amount due from related parties		23,638,777	11,632,475		236,001	224,131					374,575	374,575		5,215,706	5,063,125		5,063,125							987,489		4,040,987	761,204			224,131					185,375	46,458		8,024,273	1,205,734							127,100				300,000				1,585,587	193,260			134,760
Agreement period																															5 years
Amount due to affiliated company																																						1,219,482	911,935				5,000,000	1,500,000
Due from affiliates																																							1,205,734
Prepaid expenses to related parties					1,308,182	728,588	409,891																																				300,000						200,000
Prepaid expenses from related parties					414,919	1,871,169	2,589,702
Increase (decrease) due to related parties					202,531	(2,220,193)	(2,420,151)
Increase (decrease) due from related parties	1,927,144	12,006,302	10,392,470	918,758	(1,170,434)	(640,349)	(383,022)
Outstanding balance					374,575	258,747
Ownership percentage																																																							20.00%					20.00%

RELATED PARTY TRANSACTIONS (Commission, Advertising and Other Revenues) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Commission, advertising and other revenues	32,693,858	14,963,277	6,296,578
Egencia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	44,358	47,154	17,396
Egencia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	198,631	97,378	2,421
Hotels.com [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	5,326,181	3,648,431	1,416,719
EAN.com, L.P [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	26,127,688	10,112,820	4,828,489
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	394,003	407,474
Kuxun [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	339,669	650,020
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues			31,553
Second 2012 Affiliate Company [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	263,328
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	3,701,192

RELATED PARTY TRANSACTIONS (Commission, Advertising and Other Expenses ) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Commission, advertising and other expenses	66,889,785	40,435,689	6,198,899
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses			1,368,826	9,723,349
Hotels.com [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	314,866	228,579	43,767
TripAdvisor [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	3,422,325	5,901,772	2,548,405
Kuxun [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	5,175,662	5,812,043	2,237,901
Tencent [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	84,196	29,547
Tencent [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	9,167,909	1,783,766
Tencent [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	72,900
Tencent [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	340,625
Expedia [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	295,419
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	45,188,643	26,659,297
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	176,298	20,685
First 2012 Affiliate Company [Member]
Related Party Transaction [Line Items]
Commission, advertising and other expenses	2,650,942

RELATED PARTY TRANSACTIONS (Amounts Due from Related Parties) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts due from related parties	23,638,777	11,632,475
Egencia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	5,215,706	5,063,125
Hotels.com [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		987,489
EAN.com, L.P [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	4,040,987	761,204
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	236,001	224,131
Kuxun [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	185,375	46,458
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	8,024,273	1,205,734
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	5,000,000	1,500,000
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	127,100
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	300,000
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	374,575	374,575
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		1,585,587	193,260
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	134,760

RELATED PARTY TRANSACTIONS (Amounts Due to Related Parties) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Amounts due to related parties	89,634,516	2,624,452
Egencia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	710,919	551,593
Egencia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		532,450
EAN.com, L.P [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	33,952,245
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	40,713,108			854,541
TripAdvisor [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	201,337	175,380
Kuxun [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	631,545	354,949
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,219,482	911,935
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	340,625
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	221,852	9,464
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	295,419
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	5,602,708	88,681
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	36,183
First 2012 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	311,025
Second 2012 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	5,398,068

RESTRICTED NET ASSETS (Details) (CNY)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of after tax profits allocated to general reserve fund				10.00%
Percentage of registered capital reached to discontinue allocation to general reserve fund	50.00%
General reserve fund	14,606,426	15,408,707	6,721,199
Restricted net assets	308,185,442	353,457,099

FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured on Recurring and Non-recurring Basis) (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Recurring [Member] CNY	Dec. 31, 2012 Non Recurring [Member] CNY	Dec. 31, 2012 Level 1 [Member] Recurring [Member] CNY	Dec. 31, 2011 Level 1 [Member] Recurring [Member] CNY	Dec. 31, 2012 Level 1 [Member] Non Recurring [Member] CNY	Dec. 31, 2012 Level 2 [Member] Recurring [Member] CNY	Dec. 31, 2011 Level 2 [Member] Recurring [Member] CNY	Dec. 31, 2012 Level 2 [Member] Non Recurring [Member] CNY	Dec. 31, 2012 Level 3 [Member] Recurring [Member] CNY	Dec. 31, 2011 Level 3 [Member] Recurring [Member] CNY	Dec. 31, 2012 Level 3 [Member] Non Recurring [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents					411,541,909					311,037,062	411,541,909
Restricted cash					61,400,000					61,400,000	61,400,000
Short-term investments					1,433,424,847					1,581,502,010	1,433,424,847
Other current assets										2,281,675
Other non-current assets										7,689,911
Accrued expenses and other current liabilities													6,900,334
Investment in non-consolidated affiliates
Intangible assets															239,233
Total assets measured at fair value		239,233													239,233
Investment in non-consolidated affiliates, Impairment charges	772,418	4,812,242				(4,812,242)
Intangible assets, Impairment charges	359,154	2,237,567	152,412			(2,237,567)
Total assets measured at fair value, Impairment charges		(7,049,809)